As filed with the Securities and Exchange Commission on July 30, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 033-00499 and 811-04417

Shelton Funds

(Exact name of registrant as specified in charter)

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Address of principal executive offices) (Zip code)

Stephen C. Rogers

44 Montgomery St. Suite 2100, San Francisco, California 94104

(Name and address of agent for service)

(415) 398-2727

Registrant's telephone number, including area code

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2012

Item 1.	Schedule of Investments

CALIFORNIA TAX FREE INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Par Value	Rate	Maturity	Value

Long-Term Securities (94.26%)

BAY AREA TOLL AUTHORITY
San Francisco; Series F	$500,000	5.000%	4/1/2031	$555,075
San Francisco; Series F-1	2,000,000	5.000%	4/1/2034	2,220,600

CALIFORNIA DEPARTMENT OF PUBLIC WORKS BOARD
Lease Revenue Bonds; Series I-1	3,000,000	6.125%	11/1/2029	3,558,840

CALIFORNIA DEPARTMENT OF WATER RESOURCES
Power Supply Revenue Bonds; Series 2010L	1,000,000	5.000%	5/1/2019	1,240,770

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
Revenue Bonds (Occidental College); Series 2005A	3,165,000	5.000%	10/1/2030	3,399,621
Revenue Bonds (University of Southern California); Series 2009A	2,500,000	5.250%	10/1/2038	2,902,475

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
UniHealth America; Certificates of Participation; 1993 Series A	2,160,000	5.500%	10/1/2014	2,300,098

CALIFORNIA, STATE OF
General Obligation Bonds	2,000,000	5.000%	6/1/2033	2,123,980
General Obligation Bonds; 2005	4,000,000	5.000%	5/1/2027	4,322,920
Variable Purpose	3,000,000	5.000%	4/1/2038	3,152,970

CAMPBELL UNION HIGH SCHOOL DISTRICT
Refunding Bonds	2,000,000	5.000%	8/1/2030	2,261,660

EAST SIDE UNION HIGH SCHOOL DISTRICT
Santa Clara County; Ref-2012 Crossover	2,975,000	5.250%	9/1/2023	3,682,871

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Certificates of Participation	355,000	6.000%	7/1/2012	355,845

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
Election 1999; Series C	2,000,000	0.000%	8/1/2027	1,080,700

KERN HIGH SCHOOL DISTRICT
Series General Obligation Refunding Bonds; 2004 Series A	2,890,000	5.000%	8/1/2026	3,067,851

LOS ANGELES COMMUNITIES REDEVELOPMENT AGENCY
Bunker Hill Project; Series A	4,000,000	5.000%	12/1/2027	4,301,240

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Refunding Bonds; 2003 Series A	1,750,000	5.000%	7/1/2018	1,840,072

LOS ANGELES UNIFIED DISTRICT OF CALIFORNIA
General Obligation Refunding Bonds; 2005 Series A-1	2,000,000	5.000%	7/1/2020	2,247,480

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Series C	1,000,000	5.000%	7/1/2035	1,130,150
Water System Revenue Bonds, 2005 Series A	2,000,000	5.000%	3/1/2016	2,232,880

M-S-R PUBLIC POWER AGENCY SAN JUAN PROJECT REVENUE
San Juan Project Refunding Revenue Bonds; Series F	655,000	6.125%	7/1/2013	669,037

NEWPORT BEACH, CITY OF
Refunding Revenue Bonds; Hoag Memorial Hospital Presbyterian	3,000,000	4.625%	12/1/2024	3,115,470

NOVATO UNIFIED SCHOOL DISTRICT
General Obligation bonds; Election 2001; Series 2005	2,000,000	5.000%	8/1/2028	2,172,820

OAKLAND REDEVELOPMENT AGENCY
Central District Redevelopment Project; Series 1992	730,000	5.500%	2/1/2014	754,842

RANCHO SANTIAGO COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2012	1,380,000	4.000%	9/1/2020	1,631,491

RIVERSIDE COUNTY PALM DESERT FINANCING AUTHORITY
Lease Revenue Bonds; Series A	3,000,000	6.000%	5/1/2022	3,468,660

ROSEVILLE NATURAL GAS FINANCING AUTHORITY
Gas Revenue Bonds; Series 2007	1,000,000	5.000%	2/15/2024	1,055,960

ROSEVILLE WOODCREEK WEST
Special Tax Refunding; Series 2005	1,000,000	5.000%	9/1/2030	1,009,470

SACRAMENTO CITY FINANCING AUTHORITY
Capital Improvement: Series A	2,000,000	5.000%	12/1/2036	2,058,380

SADDLEBACK VALLEY UNIFIED SCHOOL DISTRICT PUBLIC FIN. AUTH.
Special Tax Revenue Bonds; 1996 Series A	1,575,000	6.000%	9/1/2016	1,858,090

SAN MARINO UNIFIED SCHOOL DISTRICT
General Obligation Bonds; 1998 Series B	1,440,000	5.250%	7/1/2016	1,693,742

SANTA ANA UNIFIED SCHOOL DISTRICT
Certificates of Participation	2,000,000	5.250%	4/1/2037	2,080,240

SANTA CLARA COUNTY FINANCING AUTHORITY
Lease Revenue Refunding Bonds; 1997 Series A	1,750,000	5.750%	11/15/2013	1,882,948
Multiple Facilities Project	2,065,000	5.000%	11/15/2016	2,419,540

SANTA MARIA JOINT UNION HIGH SCHOOL DISTRICT
Election 2004; Capital Appreciation Bonds	2,500,000	0.000%	8/1/2029	1,063,400

SANTA MONICA - MALIBU UNIFIED SCHOOL DISTRICT
Election 2006; Series A	2,000,000	5.000%	8/1/2032	2,285,680

SONOMA COUNTY JUNIOR COLLEGE DISTRICT
Election 2002; Series B	1,000,000	5.000%	8/1/2027	1,095,460

SONOMA, COUNTY OF
Certificates of Participation; 2002 Series A	1,815,000	5.000%	11/15/2012	1,851,264

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
Multiple Project Revenue Bonds; Series 1989	3,585,000	6.750%	7/1/2013	3,811,572
Windy Point/Windy Flats Project Revenue Bonds 2010-1	1,000,000	5.000%	7/1/2023	1,209,590

UNIVERSITY OF CALIFORNIA
Limited Project Revenue Bonds; 2007 Series D	3,000,000	5.000%	5/15/2024	3,416,100

VAL VERDE UNIFIED SCHOOL DISTRICT
Refunding and School Construction Project; 2005 Series B	635,000	5.000%	1/1/2024	710,692
School Construction Project; Unrefunded; 2005 Series B	1,345,000	5.000%	1/1/2024	1,355,962

WEST VALLEY MISSION COMMUNITY COLLEGE DISTRICT
Election 2004; Series A	2,000,000	5.000%	8/1/2030	2,220,560

WILLIAM S. HART UNION HIGH SCHOOL DISTRICT
Election 2001; Capital Appreciation Bonds, Series B	3,595,000	0.000%	9/1/2029	1,583,777

YUBA COUNTY LEVEE FINANCING AUTHORITY
Levee Financing Project; Series A	1,305,000	5.000%	9/1/2038	1,374,374

Total Long-Term Securities (Cost $90,138,288)				95,827,219

Variable Rate Demand Notes* (4.72%)

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	3,500,000	0.150%	6/1/2012	3,500,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Variable Rate Refunding Revenue Bonds; 2008 Series C	1,300,000	0.170%	6/1/2012	1,300,000

Total Variable Rate Demand Notes (Cost $4,800,000)				4,800,000

Total Investments (Cost $94,938,288) (a) (98.98%)				100,627,219
Other Net Assets (1.02%)				1,038,296
Net Assets (100.00%)				$101,665,515

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $94,831,639. At May 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$5,958,923
Unrealized depreciation				(163,343)
Net unrealized appreciation				$5,795,580

CALIFORNIA INSURED INTERMEDIATE FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Par Value	Rate	Maturity	Value

Long-Term Securities (86.91%)

BAY AREA INFRASTRUCTURE FINANCING AUTHORITY
State Payment Acceleration Notes	$500,000	5.000%	8/1/2017	$503,105

BEVERLY HILLS PUBLIC FINANCING AUTHORITY
Lease Revenue Refunding; Series A	500,000	5.250%	6/1/2013	524,835

CALIFORNIA STATE PUBLIC WORKS BOARD
Lease Revenue Refunding Bonds; 2001 Series A	500,000	5.250%	6/1/2012	500,000
University of California Research Project	400,000	5.250%	11/1/2014	441,144

EAST BAY REGIONAL PARK DISTRICT
General Obligation Bonds, Series 2009 A	500,000	3.250%	9/1/2020	557,705

EL DORADO UNION HIGH SCHOOL DISTRICT
General Obligation Refunding Bonds; 2008	400,000	3.750%	8/1/2017	444,916

ELSINORE VALLEY MUNICIPAL WATER DISTRICT
Refunding Certificates of Participation; 2008 Series A	250,000	5.000%	7/1/2023	290,817

FOOTHILL-DE ANZA COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds 2005	500,000	5.500%	8/1/2012	504,455

JURUPA PUBLIC FINANCING AUTHORITY
Revenue Bonds; 2010 Series A	500,000	4.000%	9/1/2017	550,300

KINGS RIVER CONSERVATION DISTRICT
Pine Flat Power Revenue Refunding Bonds; Series G	250,000	3.200%	1/1/2019	280,715

LOS ANGELES CALIFORNIA HARBOR DEPARTMENT
Refunding Revenue Bonds; 2006 Series C	280,000	5.000%	8/1/2014	306,914

LOS ANGELES COUNTY METROPOLITAN TRANSPORTATION AUTHORITY
Proposition C Sales Tax Revenue Bonds, Second Senior Bonds 2004 Series A	400,000	4.750%	7/1/2022	432,232

LOS ANGELES UNIFIED SCHOOL DISTRICT
General Obligation Refunding Bonds 2007	235,000	4.500%	1/1/2028	251,913

MURRIETA VALLEY UNIFIED SCHOOL DISTRICT
General Obligation Bonds; Election of 2006, Series 2007	125,000	5.000%	9/1/2020	146,179

NORTH ORANGE COUNTY COMMUNITY COLLEGE DISTRICT
General Obligation Refunding Bonds; 2005	500,000	5.000%	8/1/2014	549,225
General Obligation Bonds; 2002 Series A	500,000	5.000%	8/1/2012	503,995

ORANGE COUNTY SANITATION DISTRICT
Certificates of Participation; 2007 Series B	105,000	5.000%	2/1/2018	123,294

PARAMOUNT UNIFIED SCHOOL DISTRICT
General Obligation Bonds, Election of 2006, Series 2007	250,000	4.500%	8/1/2017	293,647

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Revenue Bonds, Series 2005	400,000	5.000%	8/1/2020	449,972

SAN BERNARDINO, COUNTY OF
Certificates of Participation; Series 2002 A	500,000	5.000%	7/1/2015	534,250

SAN FRANCISCO CITY & COUNTY PUBLIC UTILITIES COMMISSION
Clean Water Revenue Bonds; 2003 Refunding Series A	500,000	5.250%	10/1/2015	518,225
Water Revenue Refunding Bonds; Series B	500,000	5.000%	11/1/2013	509,800

SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
San Juan Power Project 2002 Refunding; Series A	500,000	5.500%	1/1/2013	515,260

THE REGENTS OF THE UNIVERSITY OF CALIFORNIA
Medical Center Pooled Revenue Bonds; Series A	500,000	5.000%	5/15/2028	547,760

WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; 2003 Series A	100,000	5.000%	8/1/2019	105,473

Total Long-Term Securities (Cost $10,076,306)				10,386,131

Variable Rate Demand Notes* (11.72%)

CALIFORNIA STATE
Kindergarten; Series A-5 Remarket	400,000	0.160%	6/1/2012	400,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 C	500,000	0.160%	6/1/2012	500,000

IRVINE RANCH WATER DISTRICT
General Obligations Bonds; Consolidated Series 1993	500,000	0.180%	6/1/2012	500,000

Total Variable Rate Demand Notes (Cost $1,400,000)				1,400,000

Total Investments (Cost $11,476,306) (a) (98.63%)				11,786,131
Other Net Assets (1.37%)				163,728
Net Assets (100.00%)				$11,949,859

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purpose is $11,475,881. At May 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$311,872
Unrealized depreciation				(1,622)
Net unrealized appreciation				$310,250

CALIFORNIA TAX FREE MONEY MARKET FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Par Value	Rate	Maturity	Value

Variable Rate Demand Notes* (92.00%)

BAY AREA TOLL AUTHORITY
San Francisco Bay Area Toll Bridge Revenue Bonds; 2006 Series C-2	$1,500,000	0.170%	6/7/2012	$1,500,000

CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
California Institute of Technology; 2006 Series B	1,000,000	0.130%	6/7/2012	1,000,000

CALIFORNIA INFRASTRUCTURE AND ECONOMIC DEVELOPMENT BANK
Pacific Gas & Electric Refunding Revenue Bonds; Series 2009 B	1,400,000	0.150%	6/1/2012	1,400,000

CALIFORNIA MUNICIPAL FINANCE AUTHORITY
Refunding Pollution Control Revenue Bonds; Chevron USA Inc, Series 2005	600,000	0.150%	6/1/2012	600,000
Recovery Zone Facility Bonds; Chevron USA Inc, Series 2010	1,400,000	0.150%	6/1/2012	1,400,000

CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
Refunding Revenue Bonds; Exxon Mobil, Series 2000	1,400,000	0.110%	6/1/2012	1,400,000

CALIFORNIA STATE
General Obligation Bonds; Series 2005B7	350,000	0.140%	6/1/2012	350,000
Kindergarten; Series A-1 Remarket	1,800,000	0.170%	6/1/2012	1,800,000

CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
John Muir Health Revenue Bonds; Series 2008 A	900,000	0.170%	6/1/2012	900,000
John Muir Health Revenue Bonds; Series 2008C	300,000	0.160%	6/1/2012	300,000
North Peninsula Jewish Campus Revenue Bonds; Series 2004	1,000,000	0.260%	6/1/2012	1,000,000

CHINO BASIN CALIFORNIA REGIONAL FINANCING AUTHORITY
Inland Emprire Utilities Agency; Series 2008 B	1,000,000	0.200%	6/6/2012	1,000,000

EAST BAY MUNICIPAL UTILITY DISTRICT
Water System Revenue Refunding Bonds; Series 2008 A-4	1,500,000	0.210%	6/6/2012	1,500,000

EASTERN MUNICIPAL WATER DISTRICT
Water and Sewer Revenue; Certificates of Participation; Series 2008G	1,500,000	0.160%	6/6/2012	1,500,000

IRVINE IMPROVEMENT BOND ACT 1915
Assessment District No 94-15	125,000	0.180%	6/1/2012	125,000
Assessment District No 97-17	1,300,000	0.180%	6/1/2012	1,300,000

IRVINE RANCH WATER DISTRICT
General Obligations Bonds; Consolidated Series 1993	1,000,000	0.180%	6/1/2012	1,000,000

LOS ANGELES DEPARTMENT OF WATER AND POWER
Power System; 2002 Series A-7	1,700,000	0.130%	6/7/2012	1,700,000
Water System; Subseries B-2	400,000	0.150%	6/1/2012	400,000
Water System; Subseries B-3	1,200,000	0.120%	6/7/2012	1,200,000

METROPOLITAN WATER DISTRICT OF SOUTHERN CALIFORNIA
Water Revenue Bonds, 2000 Authorization; Series B-3	1,550,000	0.150%	6/1/2012	1,550,000

ORANGE COUNTY HOUSING AUTHORITY
Lantern Pines PJ-CC	1,260,000	0.180%	6/6/2012	1,260,000

ORANGE COUNTY WATER DISTRICT
Certificates of Participation; 2003 Series A	1,200,000	0.170%	6/6/2012	1,200,000

RIVERSIDE, CITY OF
Refunding Water Revenue Bond; 2011 A	1,000,000	0.250%	6/7/2012	1,000,000

SACRAMENTO COUNTY SANITATION DISTRICTS FINANCING AUTHORITY
Subordinate Lien Refunding Revenue Bonds, 2008 Series B	1,300,000	0.180%	6/1/2012	1,300,000

SAN DIEGO COUNTY REGIONAL TRANSPORTATION COMMISSION
Sales Tax Revenue Bonds; 2008 Series B	1,400,000	0.160%	6/7/2012	1,400,000

SAN FRANCISCO CITY & COUNTY AIRPORTS COMMISSION
Second Series Revenue Refunding Bonds; Issue 36 C	1,000,000	0.170%	6/6/2012	1,000,000

SAN JOSE FINANCING AUTHORITY
Lease Revenue Bonds, Hayes Mansion Refunding Project; Series 2008C	1,000,000	0.140%	6/6/2012	1,000,000

SOUTH PLACER WASTEWATER AUTHORITY
Wastewater Revenue Refunding Bonds; Series 2011 A	1,165,000	0.130%	6/7/2012	1,165,000

TRACY, CITY OF
Sycamore 7/03	1,600,000	0.180%	6/7/2012	1,600,000

WEST BASIN MUNICIPAL WATER DISTRICT
Refunding Revenue Certificates of Participation; Series 2008 A-2	1,000,000	0.210%	6/6/2012	1,000,000

Total Variable Rate Demand Notes (Cost $34,850,000)				34,850,000

Total Investments (Cost $34,850,000) (a) (92.00%)				34,850,000
Other Net Assets (8.00%)				3,031,705
Net Assets (100.00%)				$37,881,705

* Stated maturity reflects next reset date.

(a) Aggregate cost for federal income tax purposes is $34,850,000.

U.S. GOVERNMENT SECURITIES FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Par Value	Rate	Maturity	Value

Corporate Bonds (2.71%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,006,772
Total Corporate Bonds (Cost $1,000,525)				1,006,772

Government National Mortgage Association (10.94%)
	15,127	6.000%	4/15/2014	16,556
	26,299	6.000%	4/15/2014	28,784
	9,821	6.000%	4/15/2016	10,757
	34,106	6.500%	4/15/2016	37,823
	44,387	6.000%	5/15/2016	48,616
	6,708	10.000%	9/15/2018	7,089
	326,016	5.000%	7/15/2020	356,962
	153,442	5.500%	1/15/2025	171,567
	281,459	6.000%	1/15/2026	318,829
	1,171,290	5.500%	4/15/2036	1,304,157
	1,018,990	5.000%	3/15/2038	1,127,258
	567,842	6.000%	6/15/2038	638,401
Total Government National Mortgage Association (Cost $3,640,376)				4,066,799

United States Treasury Bills DN (b) (1.35%)
	500,000		8/16/2012	499,937
Total United States Treasury Bills (Cost $6,081,428)				499,937

United States Treasury Bonds (18.74%)
	3,000,000	7.250%	5/15/2016	3,789,609
	2,300,000	4.500%	5/15/2038	3,176,157
Total United States Treasury Bonds (Cost $6,081,428)				6,965,766

United States Treasury Notes (65.96%)
	700,000	4.875%	6/30/2012	702,734
	3,500,000	3.375%	6/30/2013	3,619,357
	1,200,000	2.750%	10/31/2013	1,242,376
	2,219,000	4.750%	5/15/2014	2,412,122
	3,800,000	4.000%	2/15/2015	4,172,875
	4,400,000	2.500%	6/30/2017	4,793,936
	1,500,000	2.750%	2/28/2018	1,664,296
	4,000,000	3.750%	11/15/2018	4,723,124
	1,000,000	3.625%	2/15/2021	1,188,594
Total United States Treasury Notes (Cost $23,130,805)				24,519,414

Total Investments (Cost $34,353,036) (a) (99.70%)				37,058,688
Other Net Assets (0.30%)				112,877
Net Assets (100.00%)				$37,171,565

(a) Aggregate cost for federal income tax purposes is $34,353,036. At May 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$2,705,652
Unrealized depreciation				-
Net unrealized appreciation				$2,705,652

(b) Discount Note. Yield to maturity is 0.06%.

SHORT-TERM U.S. GOVERNMENT BOND FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Par Value	Rate	Maturity	Value

Corporate Bonds (8.25%)
Citigroup Funding	$1,000,000	1.875%	10/22/2012	$1,006,772
Total Corporate Bonds (Cost $1,000,525)				1,006,772

Government National Mortgage Association (2.87%)
	135,898	2.250%	6/20/2034	141,041
	201,436	1.625%	11/20/2034	208,993
Total Government National Mortgage Association (Cost $339,372)				350,034

United States Treasury Notes (89.86%)
	700,000	1.500%	7/15/2012	701,313
	900,000	1.750%	8/15/2012	903,164
	1,000,000	1.375%	10/15/2012	1,004,805
	1,400,000	1.375%	11/15/2012	1,408,039
	1,000,000	1.125%	12/15/2012	1,005,352
	1,200,000	1.375%	1/15/2013	1,209,140
	500,000	1.125%	6/15/2013	504,786
	1,300,000	1.750%	1/31/2014	1,332,196
	1,200,000	0.750%	6/15/2014	1,211,437
	1,600,000	2.250%	1/31/2015	1,680,875
Total United States Treasury Notes (Cost $10,915,354)				10,961,107

Total Investments (Cost $12,255,251) (a) (100.98%)				12,317,913
Liabilities in Excess of Other Assets (-0.98%)				(119,024)
Net Assets (100.00%)				$12,198,889

(a) Aggregate cost for federal income tax purposes is $12,255,251. At May 31, 2012, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation				$62,662
Unrealized depreciation				-
Net unrealized appreciation				$62,662

THE UNITED STATES TREASURY TRUST
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Par Value	Maturity	Value

United States Treasury Bills DN (b) (100.00%)
	$7,400,000	6/7/2012	$7,399,927
	8,800,000	6/14/2012	8,799,799
	7,600,000	6/28/2012	7,599,518
	8,500,000	7/12/2012	8,499,221
	7,000,000	7/26/2012	6,999,128
	8,400,000	8/9/2012	8,398,654
	7,300,000	8/23/2012	7,298,527
	8,800,000	9/6/2012	8,797,621
	6,600,000	9/20/2012	6,598,423
Total United States Treasury Bills DN (Cost $70,390,818)			70,390,818

Total Investments (Cost $70,390,818) (a) (100.00%)			70,390,818
Other Net Assets (0.00%)			2,625
Net Assets (100.00%)			$70,393,443

(a) Aggregate cost for federal income tax purposes is $70,390,818.

(b) Discount Note. Yield to maturity is between 0.06% - 0.10%.

S&P 500 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Shares	Value
Common Stock (97.79%)

Basic Materials (3.27%)
Air Products & Chemicals Inc	1,615	$127,650
Airgas Inc	499	43,318
Alcoa Inc	7,435	63,569
Allegheny Technologies Inc	854	27,430
CF Industries Holdings Inc	475	81,206
Cliffs Natural Resources Inc	999	47,732
Dow Chemical Co	8,728	271,092
Eastman Chemical Co	1,048	48,795
Ecolab Inc	2,116	133,752
EI du Pont de Nemours & Co	6,896	332,801
FMC Corp	1,102	56,169
Freeport-McMoRan Copper & Gold Inc	6,887	220,659
International Flavors & Fragrances Inc	683	38,508
International Paper Co	3,175	92,710
MeadWestvaco Corp	1,512	41,580
Monsanto Co	3,890	300,308
Mosaic Co	2,068	98,602
Newmont Mining Corp	3,766	177,605
Nucor Corp	2,404	85,967
PPG Industries Inc	1,176	121,645
Praxair Inc	2,168	230,328
Sherwin-Williams Co	628	81,414
Sigma-Aldrich Corp	928	64,375
Titanium Metals Corp	700	8,036
United States Steel Corp	1,093	22,188
Vulcan Materials Co	956	33,125
Total Basic Materials		2,850,564

Communications (11.43%)
Akamai Technologies Inc*	1,400	41,076
Amazon.com Inc*	2,600	553,566
American Tower Corp	2,860	185,557
AT&T Inc	43,076	1,471,907
Cablevision Systems Corp	1,680	19,219
CBS Corp	5,003	159,696
Cisco Systems Inc	39,132	639,026
Comcast Corp	19,592	566,405
Corning Inc	11,057	143,630
Crown Castle International Corp*	1,819	99,317
DIRECTV*	4,913	218,383
Discovery Communications Inc*	1,878	94,088
eBay Inc*	8,321	326,100
Expedia Inc	850	39,007
F5 Networks Inc*	602	62,295
Frontier Communications Corp	8,240	30,818
Gannett Co Inc	2,073	27,073
Google Inc*	1,840	1,068,782
Harris Corp	1,005	39,979
Interpublic Group of Cos Inc	3,241	33,674
JDS Uniphase Corp*	1,800	18,270
Juniper Networks Inc*	4,300	73,960
McGraw-Hill Cos Inc	2,019	87,584
MetroPCS Communications Inc*	1,990	12,736
Motorola Solutions Inc	2,139	102,843
Netflix Inc*	413	26,201
News Corp	15,639	300,269
Omnicom Group Inc	1,982	94,502
priceline.com Inc*	361	225,802
QUALCOMM Inc	12,146	696,087
Scripps Networks Interactive Inc	800	43,816
Sprint Nextel Corp*	22,657	58,228
Symantec Corp*	5,594	83,015
Time Warner Cable Inc	2,282	172,063
Time Warner Inc	7,045	242,841
TripAdvisor Inc*	850	36,448
VeriSign Inc*	1,159	44,309
Verizon Communications Inc	20,602	857,867
Viacom Inc	3,924	187,293
Walt Disney Co	13,185	602,686
Washington Post Co	47	16,395
Windstream Corp	4,013	37,562
Yahoo! Inc*	9,088	138,501
Total Communications		9,978,876

Consumer, Cyclical (9.35%)
Abercrombie & Fitch Co	700	23,478
AutoNation Inc*	502	18,082
AutoZone Inc*	198	75,291
Bed Bath & Beyond Inc*	1,720	124,270
Best Buy Co Inc	2,606	48,784
Big Lots Inc*	489	17,971
BorgWarner Inc*	832	59,696
CarMax Inc*	1,689	47,647
Carnival Corp	3,334	106,988
Chipotle Mexican Grill Inc*	234	96,658
Cintas Corp	801	29,557
Coach Inc	2,156	145,422
Costco Wholesale Corp	3,160	272,992
CVS Caremark Corp	9,462	425,222
Darden Restaurants Inc	933	48,264
Dollar Tree Inc*	864	89,148
DR Horton Inc	2,596	43,094
Family Dollar Stores Inc	897	60,772
Fastenal Co	2,014	89,079
Ford Motor Co	27,615	291,614
Fossil Inc*	377	27,581
GameStop Corp	1,500	28,770
Gap Inc	2,591	68,662
Genuine Parts Co	1,170	73,710
Goodyear Tire & Rubber Co*	1,847	19,301
Harley-Davidson Inc	1,765	85,038
Harman International Industries Inc	529	20,747
Hasbro Inc	950	33,649
Home Depot Inc	11,200	552,608
International Game Technology	2,266	32,404
JC Penney Co Inc	1,066	27,961
Johnson Controls Inc	5,136	154,799
Kohl's Corp	1,841	84,355
Lennar Corp	1,300	35,477
Lowe's Cos Inc	9,016	240,908
Ltd Brands Inc	1,787	79,271
Macy's Inc	3,189	121,341
Marriott International Inc	1,935	74,904
Mattel Inc	2,758	85,857
McDonald's Corp	7,400	661,116
Newell Rubbermaid Inc	2,365	43,516
NIKE Inc	2,667	288,516
Nordstrom Inc	1,261	59,734
O'Reilly Automotive Inc*	957	91,671
PACCAR Inc	2,774	104,219
PulteGroup Inc*	2,804	26,245
Ralph Lauren Corp	500	74,400
Ross Stores Inc	1,661	105,025
Sears Holdings Corp*	447	22,082
Southwest Airlines Co	5,662	51,128
Staples Inc	5,524	72,585
Starbucks Corp	5,474	300,468
Starwood Hotels & Resorts Worldwide Inc	1,427	75,417
Target Corp	5,038	291,751
Tiffany & Co	950	52,621
TJX Cos Inc	5,684	241,343
Urban Outfitters Inc*	989	27,662
VF Corp	647	91,253
Walgreen Co	6,346	193,680
Wal-Mart Stores Inc	12,690	835,256
Whirlpool Corp	642	39,727
WW Grainger Inc	482	93,339
Wyndham Worldwide Corp	1,139	56,722
Wynn Resorts Ltd	526	54,199
Yum! Brands Inc	3,468	244,008
Total Consumer, Cyclical		8,159,055

Consumer, Non-Cyclical (22.62%)
Abbott Laboratories	11,424	705,889
Accenture PLC	4,808	274,537
ACCO Brands Corp*	498	4,542
Aetna Inc	2,782	113,756
Allergan Inc	2,212	199,633
Altria Group Inc	14,863	478,440
AmerisourceBergen Corp	2,010	74,350
Amgen Inc	5,750	399,740
Apollo Group Inc*	980	31,184
Archer-Daniels-Midland Co	4,902	156,276
Automatic Data Processing Inc	3,564	185,863
Avery Dennison Corp	891	25,937
Avon Products Inc	3,259	53,936
Baxter International Inc	4,239	214,578
Beam Inc	1,241	75,155
Becton Dickinson and Co	1,624	118,763
Biogen Idec Inc*	1,809	236,527
Boston Scientific Corp*	11,526	66,159
Bristol-Myers Squibb Co	12,265	408,915
Brown-Forman Corp	721	62,857
Campbell Soup Co	1,449	45,933
Cardinal Health Inc	2,511	103,905
CareFusion Corp*	1,546	37,475
Celgene Corp*	3,188	217,581
Cigna Corp	2,081	91,377
Clorox Co	943	64,878
Coca-Cola Co	16,443	1,228,785
Coca-Cola Enterprises Inc	2,425	66,348
Colgate-Palmolive Co	3,484	342,477
ConAgra Foods Inc	3,380	85,007
Constellation Brands Inc*	1,669	32,195
Coventry Health Care Inc	1,300	39,520
Covidien PLC	3,681	190,602
CR Bard Inc	610	59,286
DaVita Inc*	680	55,250
Dean Foods Co*	1,377	21,536
DENTSPLY International Inc	1,160	42,920
DeVry Inc	471	12,872
Dr Pepper Snapple Group Inc	1,620	66,841
Edwards Lifesciences Corp*	858	73,247
Eli Lilly & Co	7,419	303,808
Equifax Inc	870	39,298
Estee Lauder Cos Inc	1,800	97,470
Express Scripts Holding Co*	5,973	311,731
Forest Laboratories Inc*	1,929	67,515
General Mills Inc	4,683	179,265
Gilead Sciences Inc*	5,502	274,825
H&R Block Inc	2,712	41,412
Hershey Co	1,114	74,482
HJ Heinz Co	2,408	127,817
Hormel Foods Corp	1,064	31,824
Hospira Inc*	1,350	42,201
Humana Inc	1,191	90,980
Intuitive Surgical Inc*	285	149,084
Iron Mountain Inc	1,493	42,327
JM Smucker Co	823	63,009
Johnson & Johnson	19,945	1,245,166
Kellogg Co	1,940	94,633
Kimberly-Clark Corp	2,926	232,178
Kraft Foods Inc	12,847	491,655
Kroger Co	4,519	99,463
Laboratory Corp of America Holdings*	810	67,457
Life Technologies Corp*	1,360	55,638
Lorillard Inc	1,032	127,555
Mastercard Inc	772	313,826
McCormick & Co Inc	1,075	60,587
McKesson Corp	1,839	160,508
Mead Johnson Nutrition Co	1,560	125,954
Medtronic Inc	7,560	278,510
Merck & Co Inc	22,116	831,119
Molson Coors Brewing Co	1,200	46,140
Moody's Corp	1,498	54,812
Mylan Inc*	3,101	67,199
Patterson Cos Inc	758	25,196
Paychex Inc	2,454	73,546
PepsiCo Inc	11,411	774,236
Perrigo Co	677	70,334
Pfizer Inc	54,772	1,197,864
Philip Morris International Inc	12,510	1,057,220
Procter & Gamble Co	20,012	1,246,547
Quanta Services Inc*	1,601	36,151
Quest Diagnostics Inc	1,280	72,832
Reynolds American Inc	2,525	105,646
Robert Half International Inc	1,032	29,329
RR Donnelley & Sons Co	1,958	21,068
Safeway Inc	1,746	33,209
SAIC Inc	2,336	25,953
Sara Lee Corp	4,397	91,897
St Jude Medical Inc	2,550	97,971
Stryker Corp	2,155	110,875
SUPERVALU Inc	1,839	8,312
Sysco Corp	4,516	126,042
Tenet Healthcare Corp*	4,695	22,113
Total System Services Inc	1,504	34,998
Tyson Foods Inc	2,328	45,093
UnitedHealth Group Inc	7,592	423,406
Varian Medical Systems Inc*	875	51,328
Visa Inc	3,614	416,333
Watson Pharmaceuticals Inc*	836	59,598
WellPoint Inc	2,432	163,892
Western Union Co	4,688	76,883
Whole Foods Market Inc	1,179	104,471
Zimmer Holdings Inc	1,338	81,150
Total Consumer, Non-Cyclical		19,738,013

Diversified (0.03%)
Leucadia National Corp	1,447	29,403
Total Diversified		29,403

Energy (10.57%)
Alpha Natural Resources Inc*	1,598	16,747
Anadarko Petroleum Corp	3,750	228,750
Apache Corp	2,792	227,213
Baker Hughes Inc	3,384	141,214
Cabot Oil & Gas Corp	1,582	51,478
Cameron International Corp*	1,865	85,212
Chesapeake Energy Corp	4,942	83,520
Chevron Corp	14,364	1,412,125
ConocoPhillips	9,297	484,932
CONSOL Energy Inc	1,500	42,120
Denbury Resources Inc*	2,835	42,865
Devon Energy Corp	2,936	174,751
Diamond Offshore Drilling Inc	576	33,512
EOG Resources Inc	1,925	191,153
EQT Corp	1,085	50,322
Exxon Mobil Corp	34,270	2,694,650
First Solar Inc*	370	4,647
FMC Technologies Inc*	1,793	72,150
Halliburton Co	6,883	206,903
Helmerich & Payne Inc	805	36,467
Hess Corp	2,293	100,204
Marathon Oil Corp	5,401	134,539
Marathon Petroleum Corp	2,700	97,389
Murphy Oil Corp	1,600	74,592
Nabors Industries Ltd*	2,404	32,574
National Oilwell Varco Inc	3,192	213,066
Newfield Exploration Co*	988	29,600
Noble Corp*	1,885	58,944
Noble Energy Inc	1,400	118,244
Occidental Petroleum Corp	5,892	467,059
ONEOK Inc	773	64,151
Peabody Energy Corp	2,200	51,392
Phillips 66*	4,772	143,303
Pioneer Natural Resources Co	880	85,096
QEP Resources Inc	1,500	39,480
Range Resources Corp	1,202	69,043
Rowan Cos Plc*	921	27,630
Schlumberger Ltd	9,690	612,893
Southwestern Energy Co*	2,800	78,484
Spectra Energy Corp	4,856	139,416
Sunoco Inc	776	36,045
Tesoro Corp*	1,200	26,544
Valero Energy Corp	4,032	85,075
Williams Cos Inc	4,450	135,859
WPX Energy Inc*	1,483	21,756
Total Energy		9,223,109

Financial (12.45%)
ACE Ltd	2,500	180,825
Aflac Inc	3,570	143,086
Allstate Corp	3,620	122,863
American Express Co	7,465	416,771
Ameriprise Financial Inc	1,612	77,247
Aon PLC	2,362	109,833
Assurant Inc	891	29,742
Bank of America Corp	77,978	573,138
Bank of New York Mellon Corp	9,190	187,108
BB&T Corp	5,247	158,564
Berkshire Hathaway Inc*	12,774	1,013,745
BlackRock Inc	700	119,560
Capital One Financial Corp	4,021	206,559
CBRE Group Inc*	2,058	33,854
Charles Schwab Corp	7,272	90,609
Chubb Corp	1,969	141,906
Cincinnati Financial Corp	1,179	42,538
Citigroup Inc	21,278	564,080
CME Group Inc	507	130,588
Comerica Inc	1,331	40,489
Discover Financial Services	4,142	137,142
E*TRADE Financial Corp*	1,181	10,027
Federated Investors Inc	848	17,036
Fifth Third Bancorp	6,069	81,021
First Horizon National Corp	1,791	15,188
Franklin Resources Inc	1,035	110,528
Genworth Financial Inc*	3,728	19,535
Goldman Sachs Group Inc	3,595	344,042
Hartford Financial Services Group Inc	2,922	49,148
Hudson City Bancorp Inc	4,300	26,660
Huntington Bancshares Inc	5,456	35,682
IntercontinentalExchange Inc*	600	73,470
Invesco Ltd	3,410	74,168
JPMorgan Chase & Co	27,735	919,415
KeyCorp	6,704	50,280
Legg Mason Inc	1,239	31,533
Lincoln National Corp	2,305	47,644
Loews Corp	2,394	93,103
M&T Bank Corp	918	74,652
Marsh & McLennan Cos Inc	4,025	128,720
MetLife Inc	7,704	225,034
Morgan Stanley	10,374	138,597
NASDAQ OMX Group Inc*	1,127	24,659
Northern Trust Corp	1,843	79,581
NYSE Euronext	2,200	53,482
People's United Financial Inc	2,887	33,576
PNC Financial Services Group Inc	3,945	242,302
Principal Financial Group Inc	2,434	59,779
Progressive Corp	4,443	96,546
Prudential Financial Inc	3,541	164,479
Public Storage	1,035	138,141
Regions Financial Corp	9,066	57,025
Simon Property Group Inc	2,175	320,856
SLM Corp	3,621	50,585
State Street Corp	3,775	155,568
SunTrust Banks Inc	3,809	87,302
T Rowe Price Group Inc	1,965	113,164
Torchmark Corp	784	36,581
Travelers Cos Inc	2,855	178,409
Unum Group	2,266	45,207
US Bancorp	13,884	431,931
Vornado Realty Trust	1,344	110,100
Wells Fargo & Co	38,314	1,227,964
XL Group PLC	2,610	53,296
Zions Bancorporation	1,054	20,058
Total Financial		10,866,321

Industrial (10.67%)
3M Co	5,046	425,933
Agilent Technologies Inc	2,633	107,058
Amphenol Corp	1,186	63,083
Ball Corp	1,134	45,326
Bemis Co Inc	906	27,506
Boeing Co	5,545	385,987
Caterpillar Inc	4,752	416,370
CH Robinson Worldwide Inc	1,280	74,573
Cooper Industries PLC	1,232	86,856
CSX Corp	7,645	159,704
Cummins Inc	1,394	135,148
Danaher Corp	4,166	216,507
Deere & Co	2,919	215,627
Dover Corp	1,334	75,451
Eaton Corp	2,530	107,930
Emerson Electric Co	5,336	249,565
Expeditors International of Washington Inc	1,800	68,850
FedEx Corp	2,384	212,510
FLIR Systems Inc	1,158	24,700
Flowserve Corp	426	43,784
Fluor Corp	1,298	60,850
General Dynamics Corp	2,701	172,891
General Electric Co	76,880	1,467,639
Goodrich Corp	914	114,954
Honeywell International Inc	5,633	313,533
Illinois Tool Works Inc	3,514	197,311
Ingersoll-Rand PLC	2,331	96,294
Jabil Circuit Inc	1,699	32,502
Jacobs Engineering Group Inc*	1,000	35,520
Joy Global Inc	784	43,794
L-3 Communications Holdings Inc	719	49,029
Leggett & Platt Inc	1,017	21,143
Lockheed Martin Corp	2,053	169,988
Masco Corp	3,084	39,074
Molex Inc	1,295	29,876
Norfolk Southern Corp	2,398	157,117
Northrop Grumman Corp	1,951	114,621
Owens-Illinois Inc*	1,395	27,258
Pall Corp	838	46,643
Parker Hannifin Corp	1,096	89,587
PerkinElmer Inc	1,021	27,159
Precision Castparts Corp	1,073	178,343
Raytheon Co	2,641	132,895
Republic Services Inc	2,465	64,977
Rockwell Automation Inc	1,085	78,673
Rockwell Collins Inc	1,079	54,349
Roper Industries Inc	694	70,247
Ryder System Inc	477	20,611
Sealed Air Corp	1,582	24,758
Snap-on Inc	424	25,656
Stanley Black & Decker Inc	1,339	88,709
Stericycle Inc*	642	56,021
TE Connectivity Ltd	3,236	101,675
Textron Inc	2,069	48,890
Thermo Fisher Scientific Inc	2,658	134,176
Tyco International Ltd	3,464	184,146
Union Pacific Corp	3,488	388,563
United Parcel Service Inc	6,965	521,957
United Technologies Corp	6,613	490,089
Waste Management Inc	3,352	108,739
Waters Corp*	682	54,410
Xylem Inc	1,498	37,944
Total Industrial		9,315,079

Technology (13.67%)
Adobe Systems Inc*	3,587	111,376
Advanced Micro Devices Inc*	4,487	27,281
Altera Corp	2,432	81,253
Analog Devices Inc	2,227	80,996
Apple Inc*	6,223	3,595,214
Applied Materials Inc	10,178	105,139
Autodesk Inc*	1,888	60,454
BMC Software Inc*	1,399	59,206
Broadcom Corp*	3,543	114,616
CA Inc	2,646	65,806
Cerner Corp*	1,060	82,638
Citrix Systems Inc*	1,348	98,512
Cognizant Technology Solutions Corp*	2,204	128,383
Computer Sciences Corp	1,256	33,460
Dell Inc*	11,570	142,658
Dun & Bradstreet Corp	396	26,758
Electronic Arts Inc*	2,629	35,807
EMC Corp*	14,917	355,770
Fidelity National Information Services Inc	1,851	60,676
Fiserv Inc*	1,057	71,273
Hewlett-Packard Co	14,359	325,662
Intel Corp	36,299	937,966
International Business Machines Corp	8,418	1,623,832
Intuit Inc	2,142	120,445
KLA-Tencor Corp	1,304	59,762
Lexmark International Inc	856	21,409
Linear Technology Corp	1,917	55,631
LSI Corp*	4,118	27,385
Microchip Technology Inc	1,401	43,459
Micron Technology Inc*	6,485	37,872
Microsoft Corp	54,259	1,583,820
NetApp Inc*	2,586	76,959
Novellus Systems Inc*	520	21,752
NVIDIA Corp*	4,572	56,830
Oracle Corp	28,482	753,919
Pitney Bowes Inc	1,820	24,825
Red Hat Inc*	1,433	73,628
Salesforce.com Inc*	988	136,957
SanDisk Corp*	1,741	56,931
Teradata Corp*	1,256	83,499
Teradyne Inc*	2,030	29,333
Texas Instruments Inc	8,319	236,925
Western Digital Corp*	1,845	57,915
Xerox Corp	10,310	74,438
Xilinx Inc	2,112	67,521
Total Technology		11,925,951

Utilities (3.73%)
AES Corp*	4,674	56,509
AGL Resources Inc	850	31,858
Ameren Corp	1,808	58,416
American Electric Power Co Inc	3,645	140,369
CenterPoint Energy Inc	2,979	60,265
CMS Energy Corp	2,062	48,045
Consolidated Edison Inc	2,227	134,422
Dominion Resources Inc	4,251	221,307
DTE Energy Co	1,258	71,492
Duke Energy Corp	9,956	218,833
Edison International	2,433	109,388
Entergy Corp	1,441	92,988
Exelon Corp	6,183	228,647
FirstEnergy Corp	3,123	146,125
Integrys Energy Group Inc	615	33,271
NextEra Energy Inc	3,154	206,082
NiSource Inc	2,050	51,435
Northeast Utilities	2,274	81,887
NRG Energy Inc*	1,956	29,966
Pepco Holdings Inc	1,700	32,402
PG&E Corp	2,830	123,671
Pinnacle West Capital Corp	969	47,849
PPL Corp	4,208	115,173
Progress Energy Inc	2,285	125,264
Public Service Enterprise Group Inc	3,861	120,425
SCANA Corp	845	39,673
Sempra Energy	1,880	122,219
Southern Co	6,412	294,375
TECO Energy Inc	1,982	34,487
Wisconsin Energy Corp	1,938	73,334
Xcel Energy Inc	3,728	104,459
Total Utilities		3,254,636

Total Common Stock (Cost $58,566,027)		85,341,007

Right/Warrant (0.01%)
Kinder Morgan Inc, warrants, 02/15/17*	3,594	8,193
Total Right/Warrant (Cost $6,936)		8,193

Preferred Stock (0.00%)
Orchard Supply Hardware Stores Corp Series A; 0%*	20	31
Total Preferred Stock (Cost $24)		31

Short-Term Investments (0.35%)

United States Treasury Bills (0.35%)	Par Value
United States T-Bill 06/07/2012, DN (b)	$100,000	99,999
United States T-Bill 06/14/2012, DN (b)	200,000	199,994
Total United States Treasury Bills		299,993

Total Short-Term Investments (Cost $299,993)		299,993

Total Investments (Cost $58,872,980) (a) (98.15%)		85,649,224
Other Net Assets (1.85%)		1,618,698
Net Assets (100.00%)		$87,267,922

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $59,386,162.

At May 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$35,102,349
Unrealized depreciation		(8,839,287)
Net unrealized appreciation		$26,263,062

(b) At May 31, 2012, certain United States Treasury Bills with a market value of $299,993 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012: Contracts - $50 times premium / delivery month / commitment

S&P 500 E-mini		Unrealized Depreciation
28 / Jun 2012 / Long		$(8,603)

S&P MIDCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Shares	Value
Common Stock (98.8%)

Basic Materials (4.01%)
Albemarle Corp	10,020	$608,214
Ashland Inc	8,823	564,054
Cabot Corp	7,104	268,531
Carpenter Technology Corp	4,953	223,182
Compass Minerals International Inc	3,720	264,715
Cytec Industries Inc	5,224	315,843
Domtar Corp	4,141	327,595
Intrepid Potash Inc*	5,237	102,802
Minerals Technologies Inc	2,052	129,830
NewMarket Corp	1,215	253,704
Olin Corp	9,317	178,607
Reliance Steel & Aluminum Co	8,455	399,161
RPM International Inc	14,789	389,838
Sensient Technologies Corp	5,821	212,583
Steel Dynamics Inc	24,679	260,117
Valspar Corp	10,516	506,976
Total Basic Materials		5,005,752

Communications (4.61%)
ADTRAN Inc	7,191	210,193
AMC Networks Inc*	6,477	249,947
AOL Inc*	10,679	292,925
Ciena Corp*	11,260	152,573
Equinix Inc*	5,257	857,469
FactSet Research Systems Inc	5,083	535,901
John Wiley & Sons Inc	5,304	241,332
Lamar Advertising Co*	6,762	166,413
Meredith Corp	4,188	123,923
NeuStar Inc*	7,598	244,504
New York Times Co*	14,132	93,978
Plantronics Inc	5,056	152,135
Polycom Inc*	19,995	228,743
Rackspace Hosting Inc*	11,802	583,845
RF Micro Devices Inc*	31,124	117,337
Scholastic Corp	2,834	76,376
Telephone & Data Systems Inc	10,876	215,889
Tellabs Inc	42,417	155,246
TIBCO Software Inc*	18,738	501,242
tw telecom inc*	16,901	391,934
ValueClick Inc*	9,051	158,755
Total Communications		5,750,660

Consumer, Cyclical (12.98%)
Advance Auto Parts Inc	8,216	599,275
Aeropostale Inc*	9,385	173,622
Alaska Air Group Inc*	7,989	274,023
American Eagle Outfitters Inc	21,830	421,537
ANN Inc*	5,447	146,470
Ascena Retail Group Inc*	15,191	287,566
Bally Technologies Inc*	4,834	225,023
Barnes & Noble Inc*	4,610	75,742
Bob Evans Farms Inc	3,418	138,566
Brinker International Inc	8,848	285,879
Carter's Inc*	5,772	311,284
Cheesecake Factory Inc*	6,345	205,832
Chico's FAS Inc	18,893	276,027
Cinemark Holdings Inc	11,452	264,083
Collective Brands Inc*	7,040	149,741
Copart Inc*	12,028	326,079
Deckers Outdoor Corp*	4,359	242,666
Dick's Sporting Goods Inc	10,881	505,966
DreamWorks Animation SKG Inc*	8,414	149,685
Foot Locker Inc	17,039	540,818
Guess? Inc	7,764	206,833
Hanesbrands Inc*	10,991	306,209
Herman Miller Inc	6,532	120,711
HNI Corp	5,210	120,403
HSN Inc	4,435	172,521
Ingram Micro Inc*	16,911	301,523
International Speedway Corp	3,147	75,654
JetBlue Airways Corp*	23,748	124,202
KB Home	8,392	60,842
Life Time Fitness Inc*	4,789	205,257
LKQ Corp*	16,592	604,612
MDC Holdings Inc	4,359	125,190
Mohawk Industries Inc*	6,435	438,223
MSC Industrial Direct Co Inc	5,190	372,175
NVR Inc*	578	465,174
Oshkosh Corp*	10,625	217,494
Owens & Minor Inc	7,372	209,881
Panera Bread Co*	3,348	491,989
PetSmart Inc	12,577	810,462
Polaris Industries Inc	7,806	593,022
PVH Corp	7,617	616,977
Regis Corp	6,382	116,854
Saks Inc*	17,561	173,151
Scientific Games Corp*	6,568	56,091
Signet Jewelers Ltd	9,791	427,475
Thor Industries Inc	5,099	156,794
Toll Brothers Inc*	16,521	450,693
Tractor Supply Co	8,035	733,997
Under Armour Inc*	4,141	417,123
Warnaco Group Inc*	4,705	209,420
Watsco Inc	3,199	235,478
Wendy's Co	34,373	157,772
Williams-Sonoma Inc	11,590	404,607
WMS Industries Inc*	6,477	132,973
World Fuel Services Corp	8,017	300,637
Total Consumer, Cyclical		16,212,303

Consumer, Non-Cyclical (19.32%)
Aaron's Inc	8,777	233,029
Alliance Data Systems Corp*	5,638	710,388
AMERIGROUP Corp*	5,421	338,270
Bio-Rad Laboratories Inc*	2,287	227,808
Catalyst Health Solutions Inc*	5,661	491,771
Charles River Laboratories International Inc*	5,512	183,991
Church & Dwight Co Inc	16,044	854,183
Community Health Systems Inc*	9,235	203,262
Convergys Corp*	13,054	182,103
Cooper Cos Inc	5,437	463,124
CoreLogic Inc*	12,004	203,948
Corn Products International Inc	8,585	438,608
Corporate Executive Board Co	3,869	140,599
Corrections Corp of America*	11,215	292,375
Covance Inc*	6,592	305,869
Deluxe Corp	5,906	136,547
Endo Health Solutions Inc*	13,150	427,638
Flowers Foods Inc	12,718	280,050
Fortune Brands Home & Security Inc*	18,084	409,060
FTI Consulting Inc*	4,761	150,305
Gartner Inc*	10,261	417,417
Gen-Probe Inc*	5,096	412,317
Global Payments Inc	8,829	375,056
Green Mountain Coffee Roasters Inc*	14,803	349,351
Harris Teeter Supermarkets Inc	5,178	194,330
Health Management Associates Inc*	29,533	189,307
Health Net Inc*	9,333	239,111
Henry Schein Inc*	10,115	751,646
Hill-Rom Holdings Inc	7,172	210,929
HMS Holdings Corp*	9,885	264,819
Hologic Inc*	29,720	498,107
IDEXX Laboratories Inc*	6,203	526,263
ITT Educational Services Inc*	2,039	116,019
Korn/Ferry International*	5,795	78,812
Lancaster Colony Corp	2,241	150,864
Lender Processing Services Inc	9,511	219,514
LifePoint Hospitals Inc*	5,596	206,045
Lincare Holdings Inc	9,803	224,783
Manpower Inc	9,029	324,593
Masimo Corp*	6,809	128,077
Medicis Pharmaceutical Corp	6,718	242,520
MEDNAX Inc*	5,532	337,507
Monster Beverage Corp*	17,086	1,240,444
Monster Worldwide Inc*	13,869	119,273
Omnicare Inc	12,800	403,456
Post Holdings Inc*	3,204	96,344
Ralcorp Holdings Inc*	6,221	395,345
Regeneron Pharmaceuticals Inc*	8,580	1,163,877
Rent-A-Center Inc	6,828	229,899
ResMed Inc*	16,245	503,270
Rollins Inc	7,481	158,896
Scotts Miracle-Gro Co	4,866	210,065
SEI Investments Co	16,315	292,202
Service Corp International	24,959	285,781
Smithfield Foods Inc*	18,135	356,715
Sotheby's	7,605	231,952
STERIS Corp	6,737	201,167
Strayer Education Inc	1,350	121,297
SUPERVALU Inc	23,916	108,100
Techne Corp	4,153	281,823
Teleflex Inc	4,591	272,705
Thoratec Corp*	6,583	199,728
Tootsie Roll Industries Inc	2,973	66,447
Towers Watson & Co	5,412	326,127
Tupperware Brands Corp	6,324	341,812
United Rentals Inc*	9,324	322,144
United Therapeutics Corp*	6,013	266,015
Universal Corp	2,699	121,914
Universal Health Services Inc	10,899	422,336
Valassis Communications Inc*	4,812	95,807
VCA Antech Inc*	10,077	217,059
Vertex Pharmaceuticals Inc*	23,699	1,422,888
WellCare Health Plans Inc*	4,828	272,637
Wright Express Corp*	4,359	244,366
Total Consumer, Non-Cyclical		24,122,206

Energy (4.86%)
Arch Coal Inc	24,032	152,363
Atwood Oceanics Inc*	6,568	250,963
Bill Barrett Corp*	5,594	108,020
CARBO Ceramics Inc	2,251	183,141
Cimarex Energy Co	9,656	514,375
Dresser-Rand Group Inc*	8,514	373,594
Dril-Quip Inc*	4,000	242,360
Energen Corp	8,124	358,675
Forest Oil Corp*	12,999	108,542
Helix Energy Solutions Group Inc*	12,258	209,980
HollyFrontier Corp	23,462	691,660
Northern Oil and Gas Inc*	6,417	115,057
Oceaneering International Inc	12,172	562,590
Oil States International Inc*	5,784	385,041
Patterson-UTI Energy Inc	17,418	263,360
Plains Exploration & Production Co*	14,619	523,214
Quicksilver Resources Inc*	14,484	64,743
SM Energy Co	7,223	390,692
Superior Energy Services Inc*	17,756	384,240
Unit Corp*	4,812	191,469
Total Energy		6,074,079

Financial (20.60%)
Affiliated Managers Group Inc*	6,033	621,821
Alexandria Real Estate Equities Inc	6,989	478,467
Alleghany Corp*	1,635	537,915
American Campus Communities Inc	8,401	368,804
American Financial Group Inc	8,603	334,571
Apollo Investment Corp	22,201	165,175
Arthur J Gallagher & Co	12,920	448,841
Aspen Insurance Holdings Ltd	8,205	231,873
Associated Banc-Corp	20,166	255,302
Astoria Financial Corp	9,437	84,839
BancorpSouth Inc	8,709	117,484
Bank of Hawaii Corp	5,172	239,670
BRE Properties Inc	8,533	420,080
Brown & Brown Inc	13,083	334,925
Camden Property Trust	8,879	578,112
Cathay General Bancorp	8,862	146,932
CBOE Holdings Inc	10,001	252,525
City National Corp	5,275	262,062
Commerce Bancshares Inc	8,921	345,600
Corporate Office Properties Trust	8,366	184,136
Cullen/Frost Bankers Inc	6,904	392,769
Duke Realty Corp	29,187	403,948
East West Bancorp Inc	16,752	375,077
Eaton Vance Corp	13,027	317,077
Equity One Inc	6,724	133,539
Essex Property Trust Inc	3,863	581,227
Everest Re Group Ltd	6,054	618,234
Federal Realty Investment Trust	7,174	705,061
Fidelity National Financial Inc	24,965	470,341
First American Financial Corp	11,880	187,229
First Niagara Financial Group Inc	38,086	307,354
FirstMerit Corp	12,305	195,649
Fulton Financial Corp	22,371	226,618
Greenhill & Co Inc	3,000	104,610
Hancock Holding Co	9,548	291,118
Hanover Insurance Group Inc	5,215	203,437
HCC Insurance Holdings Inc	11,871	371,087
Highwoods Properties Inc	8,187	264,113
Home Properties Inc	5,450	326,673
Hospitality Properties Trust	13,917	327,189
International Bancshares Corp	5,988	110,598
Janus Capital Group Inc	21,687	158,315
Jefferies Group Inc	16,896	225,731
Jones Lang LaSalle Inc	4,915	356,337
Kemper Corp	5,832	170,819
Liberty Property Trust	13,132	455,286
Macerich Co	14,872	848,448
Mack-Cali Realty Corp	9,981	271,882
Mercury General Corp	4,206	183,382
National Retail Properties Inc	12,017	318,330
New York Community Bancorp Inc	49,659	613,289
Old Republic International Corp	29,219	288,392
Potlatch Corp	4,670	133,842
Prosperity Bancshares Inc	5,450	232,824
Protective Life Corp	9,203	242,591
Raymond James Financial Inc	12,563	429,403
Rayonier Inc	13,795	592,771
Realty Income Corp	15,035	576,292
Regency Centers Corp	10,132	443,883
Reinsurance Group of America Inc	8,267	414,755
Senior Housing Properties Trust	18,003	371,762
Signature Bank*	5,202	319,455
SL Green Realty Corp	9,801	735,173
StanCorp Financial Group Inc	5,135	178,749
SVB Financial Group*	4,916	293,289
Synovus Financial Corp	89,266	170,498
Taubman Centers Inc	6,600	481,800
TCF Financial Corp	17,806	209,933
Trustmark Corp	6,874	167,863
UDR Inc	24,632	637,969
Valley National Bancorp	22,192	248,328
Waddell & Reed Financial Inc	9,643	276,851
Washington Federal Inc	12,110	198,725
Webster Financial Corp	8,543	173,167
Weingarten Realty Investors	13,616	348,297
Westamerica Bancorporation	3,310	147,990
WR Berkley Corp	12,583	482,181
Total Financial		25,720,684

Industrial (18.74%)
Acuity Brands Inc	4,744	258,548
AECOM Technology Corp*	13,407	218,400
AGCO Corp*	10,951	440,340
Alexander & Baldwin Inc	4,846	247,243
Alliant Techsystems Inc	3,829	187,430
AMETEK Inc	18,083	916,989
Aptargroup Inc	7,452	377,593
Arrow Electronics Inc*	12,607	427,503
Avnet Inc*	16,541	504,335
BE Aerospace Inc*	11,709	507,234
Brink's Co	5,281	120,248
Carlisle Cos Inc	7,093	368,694
CLARCOR Inc	5,663	276,354
Clean Harbors Inc*	5,336	331,205
Commercial Metals Co	13,024	152,120
Con-way Inc	6,247	220,831
Crane Co	5,467	207,145
Donaldson Co Inc	16,780	600,221
Energizer Holdings Inc*	7,430	541,721
Esterline Technologies Corp*	3,453	223,029
Exelis Inc	21,453	214,530
Gardner Denver Inc	5,708	308,689
GATX Corp	5,416	207,379
General Cable Corp*	5,607	159,575
Gentex Corp	16,233	361,996
Graco Inc	6,743	324,810
Granite Construction Inc	3,874	88,792
Greif Inc	3,575	156,370
Harsco Corp	9,381	188,558
Hubbell Inc	6,716	530,027
Huntington Ingalls Industries Inc*	5,672	208,616
IDEX Corp	9,442	375,131
Itron Inc*	4,487	160,769
ITT Corp	10,780	221,313
JB Hunt Transport Services Inc	10,154	580,098
Kansas City Southern	12,386	817,228
KBR Inc	16,678	424,789
Kennametal Inc	8,985	312,319
Kirby Corp*	6,292	332,092
Landstar System Inc	5,264	277,413
Lennox International Inc	5,730	245,760
Lincoln Electric Holdings Inc	9,437	449,012
Louisiana-Pacific Corp*	15,807	148,902
Martin Marietta Materials Inc	5,140	346,796
Matthews International Corp	3,305	99,547
Mettler-Toledo International Inc*	3,547	553,758
Mine Safety Appliances Co	3,472	142,630
National Instruments Corp	10,469	272,613
Nordson Corp	6,493	348,090
Packaging Corp of America	10,873	291,723
Pentair Inc	11,112	452,925
Regal-Beloit Corp	4,674	281,795
Rock-Tenn Co	7,954	410,347
Shaw Group Inc*	7,341	186,461
Silgan Holdings Inc	5,590	233,662
Sonoco Products Co	11,328	348,563
SPX Corp	5,773	414,675
Tech Data Corp*	4,650	221,386
Terex Corp*	12,371	205,730
Tidewater Inc	5,777	260,427
Timken Co	9,470	451,719
Trimble Navigation Ltd*	14,017	661,112
Trinity Industries Inc	9,036	223,189
Triumph Group Inc	4,862	290,942
URS Corp	9,000	325,530
UTi Worldwide Inc	11,582	181,142
Valmont Industries Inc	2,476	283,502
Vishay Intertechnology Inc*	18,268	194,006
Wabtec Corp	5,411	392,893
Waste Connections Inc	13,885	429,741
Werner Enterprises Inc	5,007	121,870
Woodward Inc	6,767	255,184
Worthington Industries Inc	6,236	101,335
Zebra Technologies Corp*	6,039	202,125
Total Industrial		23,406,769

Technology (8.66%)
ACI Worldwide Inc*	4,414	168,571
Acxiom Corp*	8,809	123,943
Advent Software Inc*	3,719	97,029
Allscripts Healthcare Solutions Inc*	21,465	232,251
ANSYS Inc*	10,453	646,779
Atmel Corp*	50,808	355,656
Broadridge Financial Solutions Inc	13,975	282,714
Cadence Design Systems Inc*	30,869	314,864
Compuware Corp*	25,383	228,447
Concur Technologies Inc*	5,282	326,692
Cree Inc*	13,021	326,436
Cypress Semiconductor Corp*	17,447	230,126
Diebold Inc	7,043	260,661
DST Systems Inc	3,892	198,881
Fair Isaac Corp	4,149	168,698
Fairchild Semiconductor International Inc*	14,192	187,476
Informatica Corp*	12,097	501,179
Integrated Device Technology Inc*	15,931	87,461
International Rectifier Corp*	8,025	151,191
Intersil Corp	14,892	157,111
Jack Henry & Associates Inc	9,777	322,739
Lam Research Corp*	13,507	503,811
Mantech International Corp	2,694	58,729
MEMC Electronic Materials Inc*	26,786	44,733
Mentor Graphics Corp*	10,846	152,929
MICROS Systems Inc*	9,005	475,104
MSCI Inc*	13,685	462,690
NCR Corp*	17,836	382,047
Parametric Technology Corp*	13,580	274,316
QLogic Corp*	11,117	151,302
Quest Software Inc*	6,566	164,150
Riverbed Technology Inc*	17,748	291,067
Rovi Corp*	12,087	295,285
Semtech Corp*	7,334	176,676
Silicon Laboratories Inc*	4,864	167,954
Skyworks Solutions Inc*	21,229	570,211
Solera Holdings Inc	7,893	350,449
Synopsys Inc*	16,656	492,185
VeriFone Systems Inc*	12,100	436,931
Total Technology		10,819,474

Utilities (5.02%)
Alliant Energy Corp	12,508	546,475
Aqua America Inc	15,647	361,446
Atmos Energy Corp	10,165	336,868
Black Hills Corp	4,587	147,610
Cleco Corp	6,853	279,877
Great Plains Energy Inc	15,341	305,593
Hawaiian Electric Industries Inc	10,833	299,099
IDACORP Inc	5,627	221,085
MDU Resources Group Inc	21,274	478,027
National Fuel Gas Co	9,360	404,633
NV Energy Inc	26,590	460,007
OGE Energy Corp	11,050	588,302
PNM Resources Inc	8,974	167,365
Questar Corp	20,048	402,363
UGI Corp	12,786	366,702
Vectren Corp	9,231	270,653
Westar Energy Inc	13,837	396,015
WGL Holdings Inc	5,977	232,804
Total Utilities		6,264,924

Total Common Stock (Cost $92,375,249)		123,376,851

Short-Term Investments (0.16%)

United States Treasury Bills (0.16%)	Par Value
United States T-Bill 06/14/2012, DN (b)	$200,000	199,961
Total United States Treasury Bills		199,961

Total Short-Term Investments (Cost $199,961)		199,961

Total Investments (Cost $92,575,210) (a) (98.96%)		123,576,812
Other Net Assets (1.04%)		1,296,232
Net Assets (100.00%)		$124,873,044

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $92,947,580. At May 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$36,589,905
Unrealized depreciation		(5,960,673)
Net unrealized appreciation		$30,629,232

(b) At May 31, 2012, certain United States Treasury Bills with a market value of $199,961 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012: Contracts - $100 times premium / delivery month / commitment

S&P MidCap E-mini		Unrealized Depreciation
15 / Jun 2012 / Long		$(20,225)

S&P SMALLCAP INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Shares	Value
Common Stock (96.03%)

Basic Materials (3.12%)
A Schulman Inc	2,273	$48,574
AMCOL International Corp	1,832	51,443
American Vanguard Corp	1,345	36,248
Balchem Corp	2,076	60,287
Buckeye Technologies Inc	2,745	76,064
Century Aluminum Co*	4,083	28,908
Clearwater Paper Corp*	1,504	47,135
Deltic Timber Corp	776	43,153
Hawkins Inc	618	20,400
HB Fuller Co	3,547	107,829
Kaiser Aluminum Corp	1,000	47,990
KapStone Paper and Packaging Corp*	2,655	40,993
Kraton Performance Polymers Inc*	2,255	43,093
Materion Corp	1,269	28,032
Neenah Paper Inc	750	19,545
OM Group Inc*	2,228	40,572
PolyOne Corp	6,787	89,792
Quaker Chemical Corp	909	37,987
Schweitzer-Mauduit International Inc	1,246	83,357
Stepan Co	561	50,703
Wausau Paper Corp	3,194	29,417
Zep Inc	1,342	18,815
Total Basic Materials		1,050,337

Communications (4.26%)
Anixter International Inc	2,047	117,723
Arris Group Inc*	8,093	99,787
Atlantic Tele-Network Inc	630	20,727
Black Box Corp	1,103	24,685
Blue Nile Inc*	1,051	33,937
Cbeyond Inc*	1,695	10,034
Cincinnati Bell Inc*	14,029	49,663
comScore Inc*	1,837	33,342
Comtech Telecommunications Corp	1,983	57,269
DealerTrack Holdings Inc*	2,690	73,437
Digital Generation Inc*	1,700	16,167
Dolan Co*	2,121	15,208
eResearchTechnology Inc*	2,768	21,867
EW Scripps Co*	1,800	16,182
General Communication Inc*	2,942	18,652
Harmonic Inc*	6,254	27,455
InfoSpace Inc*	1,900	24,244
j2 Global Inc	3,311	80,093
Liquidity Services Inc*	1,100	70,279
LogMeIn Inc*	1,100	35,255
Lumos Networks Corp	906	9,287
NETGEAR Inc*	2,491	78,192
Network Equipment Technologies Inc*	1,066	1,173
Neutral Tandem Inc*	1,995	27,072
Novatel Wireless Inc*	1,500	3,105
NTELOS Holdings Corp	906	17,341
Nutrisystem Inc	1,800	18,450
Oplink Communications Inc*	1,360	17,435
PC-Tel Inc	942	5,756
Perficient Inc*	1,900	21,527
Sourcefire Inc*	1,900	104,804
Stamps.com Inc*	1,100	27,016
Symmetricom Inc*	2,100	11,445
United Online Inc	5,300	20,935
USA Mobility Inc	1,400	17,388
ViaSat Inc*	3,352	140,851
Websense Inc*	2,754	51,169
XO Group Inc*	1,600	14,128
Total Communications		1,433,080

Consumer, Cyclical (17.28%)
Allegiant Travel Co*	1,000	64,850
Arctic Cat Inc*	1,013	36,630
Big 5 Sporting Goods Corp	1,300	8,463
Biglari Holdings Inc*	103	40,322
BJ's Restaurants Inc*	1,643	71,947
Brightpoint Inc*	4,688	22,831
Brown Shoe Co Inc	2,695	32,044
Brunswick Corp	6,164	134,992
Buckle Inc	1,889	73,935
Buffalo Wild Wings Inc*	1,200	102,132
Cabela's Inc*	2,913	102,945
Callaway Golf Co	3,839	21,191
Carter's Inc*	4,164	224,565
Casey's General Stores Inc	3,031	171,646
Cash America International Inc	2,136	95,009
Cato Corp	1,862	53,439
CEC Entertainment Inc	1,417	49,538
Children's Place Retail Stores Inc*	1,875	86,194
Christopher & Banks Corp	1,875	2,250
Coinstar Inc*	2,297	141,105
Cracker Barrel Old Country Store Inc	1,672	102,443
Crocs Inc*	6,066	102,576
DineEquity Inc*	1,133	54,384
DTS Inc*	1,151	31,802
Ethan Allen Interiors Inc	1,913	43,062
Ezcorp Inc*	3,603	85,031
Fifth & Pacific Co Inc*	6,200	74,214
Finish Line Inc	3,854	79,469
First Cash Financial Services Inc*	2,107	78,928
Fred's Inc	2,610	35,888
G&K Services Inc	1,371	40,006
Genesco Inc*	1,705	113,383
Group 1 Automotive Inc	1,718	89,954
Haverty Furniture Cos Inc	1,157	14,046
Hibbett Sports Inc*	2,017	113,013
Hot Topic Inc	2,397	23,754
HSN Inc	2,806	109,153
Iconix Brand Group Inc*	5,255	78,720
Interface Inc	4,469	56,712
Interval Leisure Group Inc	2,925	48,701
Jack in the Box Inc*	3,444	89,027
JAKKS Pacific Inc	1,604	29,658
Jos A Bank Clothiers Inc*	1,993	88,409
K-Swiss Inc*	1,713	5,122
Kirkland's Inc*	1,134	12,293
La-Z-Boy Inc*	3,743	52,814
Lithia Motors Inc	1,577	38,510
Lumber Liquidators Holdings Inc*	1,620	47,126
M/I Homes Inc*	700	10,514
Maidenform Brands Inc*	1,687	32,559
Marcus Corp	1,435	19,129
MarineMax Inc*	800	7,712
Men's Wearhouse Inc	3,812	137,194
Meritage Homes Corp*	2,050	61,521
Mobile Mini Inc*	3,247	44,614
Monarch Casino & Resort Inc*	600	5,562
Multimedia Games Holding Co Inc*	1,431	18,045
MWI Veterinary Supply Inc*	903	83,934
OfficeMax Inc*	5,911	28,787
Oxford Industries Inc	832	38,314
Papa John's International Inc*	1,264	58,801
Pep Boys-Manny Moe & Jack	3,075	28,536
Perry Ellis International Inc*	700	13,167
PetMed Express Inc	1,300	14,833
PF Chang's China Bistro Inc	1,512	77,520
Pinnacle Entertainment Inc*	4,467	43,687
Pool Corp	3,525	130,319
Quiksilver Inc*	9,389	25,820
Red Robin Gourmet Burgers Inc*	1,127	36,064
Ruby Tuesday Inc*	4,509	32,375
rue21 inc*	1,088	28,810
Ruth's Hospitality Group Inc*	1,000	6,560
ScanSource Inc*	1,941	58,172
School Specialty Inc*	1,075	3,236
Select Comfort Corp*	4,002	109,495
Shuffle Master Inc*	3,655	57,968
Skechers U.S.A. Inc*	2,470	41,965
Skyline Corp	400	1,816
SkyWest Inc	3,479	24,527
Sonic Automotive Inc	2,552	37,999
Sonic Corp*	3,769	32,150
Spartan Motors Inc	1,900	8,550
Stage Stores Inc	2,706	46,516
Standard Motor Products Inc	916	12,375
Standard Pacific Corp*	7,590	39,164
Stein Mart Inc*	1,360	9,846
Steven Madden Ltd*	2,517	102,039
Superior Industries International Inc	1,678	28,174
Texas Roadhouse Inc	4,235	76,992
Toro Co	2,194	163,475
True Religion Apparel Inc	1,828	53,615
Tuesday Morning Corp*	1,500	6,270
UniFirst Corp	1,059	60,596
United Stationers Inc	3,342	84,386
Universal Electronics Inc*	800	10,480
Vitamin Shoppe Inc*	1,700	84,184
VOXX International Corp*	1,050	10,353
Winnebago Industries Inc*	1,700	15,232
Wolverine World Wide Inc	3,581	152,228
World Fuel Services Corp	4,804	180,150
Zale Corp*	2,067	4,837
Zumiez Inc*	1,300	47,827
Total Consumer, Cyclical		5,823,220

Consumer, Non-Cyclical (19.80%)
Abaxis Inc*	1,625	53,203
ABM Industries Inc	3,436	73,771
Affymetrix Inc*	4,911	23,278
Air Methods Corp*	805	73,376
Align Technology Inc*	4,938	154,214
Alliance One International Inc*	4,676	13,420
Almost Family Inc*	422	9,381
Amedisys Inc*	2,128	23,344
American Public Education Inc*	1,343	38,181
AMN Healthcare Services Inc*	2,822	16,932
Amsurg Corp*	2,051	56,033
Andersons Inc	1,335	58,139
Arbitron Inc	1,954	65,342
Arqule Inc*	3,181	18,895
B&G Foods Inc	3,200	77,056
Bio-Reference Labs Inc*	1,534	29,499
Blyth Inc	354	26,451
Boston Beer Co Inc*	658	68,991
Cal-Maine Foods Inc	800	28,432
Calavo Growers Inc	699	19,146
Cambrex Corp*	1,239	8,908
Cantel Medical Corp	1,147	25,073
Capella Education Co*	1,176	36,115
Cardtronics Inc*	2,030	56,881
CDI Corp	607	10,185
Centene Corp*	3,583	129,490
Central Garden and Pet Co*	3,900	35,958
Chemed Corp	1,524	84,658
CONMED Corp	1,925	51,571
Consolidated Graphics Inc*	696	20,302
Corinthian Colleges Inc*	5,867	16,076
Corvel Corp*	500	22,215
Cross Country Healthcare Inc*	1,840	8,354
CryoLife Inc*	1,813	8,376
Cubist Pharmaceuticals Inc*	4,291	172,155
Cyberonics Inc*	1,759	67,809
Diamond Foods Inc	1,527	32,220
Emergent Biosolutions Inc*	1,553	22,394
Ensign Group Inc	910	23,114
Enzo Biochem Inc*	1,519	2,765
Forrester Research Inc	996	32,151
Gentiva Health Services Inc*	1,927	10,810
Geo Group Inc*	4,480	97,485
Greatbatch Inc*	1,517	31,493
Haemonetics Corp*	1,834	127,848
Hain Celestial Group Inc*	3,105	172,296
Hanger Orthopedic Group Inc*	2,395	51,660
Healthcare Services Group Inc	4,779	93,429
Healthways Inc*	1,971	12,910
Heartland Payment Systems Inc	2,657	77,531
Heidrick & Struggles International Inc	972	15,960
Helen of Troy Ltd*	2,216	69,760
Hi-Tech Pharmacal Co Inc*	736	21,263
Hillenbrand Inc	4,521	84,859
HMS Holdings Corp*	6,036	161,704
ICU Medical Inc*	855	43,990
Insperity Inc	1,536	38,569
Integra LifeSciences Holdings Corp*	1,486	52,768
Inter Parfums Inc	1,098	17,239
Invacare Corp	2,104	31,329
IPC The Hospitalist Co Inc*	1,130	39,539
J&J Snack Foods Corp	1,032	56,832
Kelly Services Inc	1,581	18,482
Kensey Nash Corp	574	22,070
Kid Brands Inc*	958	2,194
Landauer Inc	600	30,258
LCA-Vision Inc*	1,173	5,361
LHC Group Inc*	1,000	16,750
Live Nation Entertainment Inc*	11,277	105,440
Magellan Health Services Inc*	2,257	95,178
MAXIMUS Inc	2,478	112,774
Medcath Corp	1,465	11,515
Medicines Co*	3,853	84,689
Medifast Inc*	932	16,832
Meridian Bioscience Inc	2,957	56,006
Merit Medical Systems Inc*	2,243	29,159
Molina Healthcare Inc*	1,850	47,194
Monro Muffler Brake Inc	2,193	74,101
Nash Finch Co	881	18,157
Natus Medical Inc*	2,086	23,363
Navigant Consulting Inc*	3,400	40,698
Neogen Corp*	1,668	64,952
NuVasive Inc*	2,750	54,340
On Assignment Inc*	2,167	36,102
Palomar Medical Technologies Inc*	1,000	8,320
Par Pharmaceutical Cos Inc*	2,591	92,861
PAREXEL International Corp*	4,229	113,168
Peet's Coffee & Tea Inc*	942	56,124
PharMerica Corp*	1,800	17,874
Prestige Brands Holdings Inc*	3,400	46,682
PSS World Medical Inc*	3,994	80,799
Questcor Pharmaceuticals Inc*	4,322	178,931
Regeneron Pharmaceuticals Inc*	5,324	722,201
Salix Pharmaceuticals Ltd*	4,028	208,691
Sanderson Farms Inc	1,357	74,554
Savient Pharmaceuticals Inc*	5,115	3,705
Seneca Foods Corp*	660	14,381
Snyders-Lance Inc	3,213	82,863
Spartan Stores Inc	1,300	21,775
Standard Register Co	613	411
SurModics Inc*	809	11,269
Symmetry Medical Inc*	2,200	17,028
TeleTech Holdings Inc*	1,900	28,310
TreeHouse Foods Inc*	2,461	140,302
TrueBlue Inc*	2,823	42,204
United Natural Foods Inc*	3,349	169,794
Universal Technical Institute Inc	1,300	15,847
Viad Corp	1,409	24,953
ViroPharma Inc*	5,643	113,650
WD-40 Co	1,126	52,674
West Pharmaceutical Services Inc	2,406	115,007
Wright Express Corp*	2,661	149,176
Total Consumer, Non-Cyclical		6,672,297

Energy (2.58%)
Basic Energy Services Inc*	1,681	19,063
Contango Oil & Gas Co*	893	46,918
GeoResources Inc*	1,229	43,875
Gulf Island Fabrication Inc	900	22,500
Gulfport Energy Corp*	2,681	49,545
Headwaters Inc*	2,223	10,248
Hornbeck Offshore Services Inc*	1,680	56,095
ION Geophysical Corp*	10,598	64,224
Lufkin Industries Inc	2,217	127,411
Matrix Service Co*	1,500	15,585
Penn Virginia Corp	3,291	18,495
Petroleum Development Corp*	1,627	40,415
Petroquest Energy Inc*	4,015	19,874
Pioneer Drilling Co*	3,915	29,128
SEACOR Holdings Inc*	1,546	133,281
Stone Energy Corp*	3,374	79,491
Swift Energy Co*	2,894	57,620
TETRA Technologies Inc*	5,529	35,330
Total Energy		869,098

Financial (19.15%)
Acadia Realty Trust	2,910	65,097
AMERISAFE Inc*	1,249	34,210
Bank Mutual Corp	3,500	12,040
Bank of the Ozarks Inc	1,654	48,032
BBCN Bancorp Inc*	2,741	29,575
BioMed Realty Trust Inc	9,097	164,201
Boston Private Financial Holdings Inc	5,516	49,754
Brookline Bancorp Inc	3,628	31,890
Calamos Asset Management Inc	1,436	15,624
Cedar Realty Trust Inc	2,600	12,480
Charles Schwab Corp	3,131	39,012
City Holding Co	946	30,442
Colonial Properties Trust	5,839	123,845
Columbia Banking System Inc	2,734	49,540
Community Bank System Inc	2,657	70,703
Cowen Group Inc*	3,493	8,872
DiamondRock Hospitality Co	11,511	114,419
Dime Community Bancshares Inc	1,914	24,997
EastGroup Properties Inc	1,946	96,463
eHealth Inc*	1,639	26,273
Employers Holdings Inc	3,092	52,255
Entertainment Properties Trust	3,235	133,509
Extra Space Storage Inc	6,709	190,267
First BanCorp*	341	1,245
First Commonwealth Financial Corp	6,811	42,705
First Financial Bancorp	4,036	61,993
First Financial Bankshares Inc	2,100	67,326
First Midwest Bancorp Inc	5,380	54,284
FNB Corp	9,147	97,141
Forestar Group Inc*	2,556	34,480
Franklin Street Properties Corp	5,114	49,913
Getty Realty Corp	1,740	28,014
Glacier Bancorp Inc	5,190	74,477
Hanmi Financial Corp*	575	5,399
Healthcare Realty Trust Inc	5,250	114,870
Home BancShares Inc	1,581	44,474
Home Properties Inc	2,616	156,803
Horace Mann Educators Corp	2,400	41,064
Independent Bank Corp	1,385	37,437
Infinity Property & Casualty Corp	809	43,411
Inland Real Estate Corp	5,518	45,358
Interactive Brokers Group Inc	2,600	37,076
Investment Technology Group Inc*	2,751	26,080
Kilroy Realty Corp	4,162	191,077
Kite Realty Group Trust	4,572	21,671
LaSalle Hotel Properties	5,972	164,708
Lexington Realty Trust	9,737	80,915
LTC Properties Inc	2,154	69,510
Meadowbrook Insurance Group Inc	3,842	34,155
Medical Properties Trust Inc	7,736	69,624
Mid-America Apartment Communities Inc	2,577	173,664
National Financial Partners Corp*	3,143	41,802
National Penn Bancshares Inc	8,848	78,836
National Retail Properties Inc	6,045	160,132
Navigators Group Inc*	800	38,760
NBT Bancorp Inc	2,269	45,085
Northwest Bancshares Inc	7,350	84,305
Old National Bancorp	6,839	79,264
PacWest Bancorp	2,355	53,718
Parkway Properties Inc	1,585	16,706
Pennsylvania Real Estate Investment Trust	3,850	48,818
Pinnacle Financial Partners Inc*	2,104	35,894
Piper Jaffray Cos*	1,018	22,304
Portfolio Recovery Associates Inc*	1,234	85,282
Post Properties Inc	3,391	164,158
Presidential Life Corp	1,505	13,259
PrivateBancorp Inc	4,223	62,205
ProAssurance Corp	2,201	193,996
Prospect Capital Corp	7,016	75,562
Provident Financial Services Inc	3,500	48,825
PS Business Parks Inc	1,301	85,723
RLI Corp	1,092	72,771
S&T Bancorp Inc	1,500	25,755
Safety Insurance Group Inc	1,100	44,121
Saul Centers Inc	796	31,967
Selective Insurance Group Inc	3,893	65,792
Signature Bank*	2,822	173,299
Simmons First National Corp	1,247	29,654
Sovran Self Storage Inc	1,996	98,503
Sterling Bancorp	2,227	20,266
Stewart Information Services Corp	928	12,834
Stifel Financial Corp*	3,669	116,638
Susquehanna Bancshares Inc	9,024	86,901
SWS Group Inc	1,780	10,235
Tanger Factory Outlet Centers	5,630	174,586
Texas Capital Bancshares Inc*	2,500	96,950
Tompkins Financial Corp	440	16,108
Tower Group Inc	2,994	58,772
TrustCo Bank Corp NY	5,018	25,993
UMB Financial Corp	2,165	105,587
Umpqua Holdings Corp	8,270	106,104
United Bankshares Inc	2,770	70,967
United Community Banks Inc*	1,366	11,242
United Fire Group Inc	1,500	31,875
Universal Health Realty Income Trust	868	33,548
Urstadt Biddle Properties Inc	1,400	24,920
Wilshire Bancorp Inc*	4,087	20,476
Wintrust Financial Corp	2,389	81,250
World Acceptance Corp*	1,143	78,227
Total Financial		6,452,349

Industrial (16.47%)
AAON Inc	1,200	22,488
AAR Corp	2,578	31,065
Actuant Corp	4,944	129,384
Advanced Energy Industries Inc*	2,791	38,097
Aegion Corp*	2,572	40,560
Aerovironment Inc*	1,045	23,283
Albany International Corp	1,699	30,990
AM Castle & Co*	759	8,326
American Science & Engineering Inc	603	29,215
Analogic Corp	900	59,346
AO Smith Corp	2,262	104,414
Apogee Enterprises Inc	1,775	26,235
Applied Industrial Technologies Inc	2,727	102,835
Arkansas Best Corp	1,834	23,200
Astec Industries Inc*	1,314	36,069
AZZ Inc	804	43,119
Badger Meter Inc	981	35,424
Barnes Group Inc	3,255	75,744
Bel Fuse Inc	579	9,426
Belden Inc	3,409	106,531
Benchmark Electronics Inc*	4,413	59,752
Brady Corp	3,802	104,327
Briggs & Stratton Corp	3,633	61,398
Bristow Group Inc	2,619	104,891
Calgon Carbon Corp*	4,071	54,429
Cascade Corp	600	29,976
Ceradyne Inc	1,721	43,352
Checkpoint Systems Inc*	2,878	22,477
CIRCOR International Inc	1,124	36,182
CLARCOR Inc	3,503	170,946
Cognex Corp	2,975	104,095
Comfort Systems USA Inc	2,300	20,884
CTS Corp	1,721	16,143
Cubic Corp	1,138	49,389
Curtiss-Wright Corp	3,343	101,594
Cymer Inc*	2,176	117,874
Daktronics Inc	1,886	12,353
Darling International Inc*	8,110	113,621
Drew Industries Inc*	1,200	31,860
Dycom Industries Inc*	2,323	45,484
Eagle Materials Inc	3,190	102,399
Electro Scientific Industries Inc	1,841	20,306
EMCOR Group Inc	4,813	131,636
Encore Wire Corp	1,100	27,511
EnPro Industries Inc*	1,486	57,241
ESCO Technologies Inc	1,736	60,586
Exponent Inc*	1,013	47,834
FARO Technologies Inc*	1,000	46,130
Federal Signal Corp*	4,325	21,539
FEI Co*	2,783	127,378
Forward Air Corp	2,103	66,728
GenCorp Inc*	4,277	26,175
Gibraltar Industries Inc*	1,600	16,352
Griffon Corp	2,720	21,787
Heartland Express Inc	3,631	51,705
Hub Group Inc*	2,500	87,400
II-VI Inc*	3,686	69,665
Intermec Inc*	3,246	19,184
Intevac Inc*	1,100	8,305
John Bean Technologies Corp	2,067	28,793
Kaman Corp	1,879	54,961
Kaydon Corp	2,247	50,131
Knight Transportation Inc	4,476	75,018
Koppers Holdings Inc	1,485	52,138
Lawson Products Inc	456	4,473
Lindsay Corp	905	50,363
Littelfuse Inc	1,627	93,618
LoJack Corp*	1,100	3,531
LSB Industries Inc*	1,129	31,409
Lydall Inc*	745	9,275
Methode Electronics Inc	2,454	18,430
Moog Inc*	3,279	124,668
Movado Group Inc	1,100	30,470
Mueller Industries Inc	2,732	116,055
Myers Industries Inc	2,549	42,874
National Presto Industries Inc	327	21,929
NCI Building Systems Inc*	1,238	12,033
Newport Corp*	2,500	29,725
Old Dominion Freight Line Inc*	3,027	131,856
Olympic Steel Inc	500	8,290
Orbital Sciences Corp*	3,900	43,641
Orion Marine Group Inc*	1,870	12,492
OSI Systems Inc*	1,366	87,178
Park Electrochemical Corp	1,318	30,920
Plexus Corp*	2,500	70,000
Powell Industries Inc*	616	22,656
Pulse Electronics Corp	2,470	4,841
Quanex Building Products Corp	2,706	44,676
Robbins & Myers Inc	3,121	142,286
Rofin-Sinar Technologies Inc*	2,059	40,871
Rogers Corp*	1,150	46,357
RTI International Metals Inc*	2,177	45,695
Simpson Manufacturing Co Inc	2,893	80,396
Standex International Corp	901	36,662
STR Holdings Inc*	2,800	10,696
Sturm Ruger & Co Inc	1,292	50,349
Teledyne Technologies Inc*	2,644	157,530
Tetra Tech Inc*	4,496	112,355
Texas Industries Inc	2,008	64,256
Tredegar Corp	1,471	19,932
TTM Technologies Inc*	3,120	28,829
Universal Forest Products Inc	1,181	44,465
Vicor Corp	1,051	6,327
Watts Water Technologies Inc	2,113	69,835
Total Industrial		5,549,924

Technology (9.21%)
Agilysys Inc*	1,491	10,854
ATMI Inc*	2,001	40,040
Avid Technology Inc*	2,399	17,129
Blackbaud Inc	3,212	83,030
Bottomline Technologies Inc*	2,200	39,336
Brooks Automation Inc	4,331	40,581
Cabot Microelectronics Corp	1,677	52,557
CACI International Inc*	2,194	93,903
Ceva Inc*	1,529	26,574
CIBER Inc*	5,122	18,337
Cirrus Logic Inc*	4,885	140,297
Cohu Inc	1,484	13,861
CommVault Systems Inc*	3,146	147,453
Computer Programs & Systems Inc	791	43,030
CSG Systems International Inc*	2,100	34,650
Digi International Inc*	1,689	15,269
Diodes Inc*	2,499	48,905
DSP Group Inc*	1,496	9,380
Ebix Inc	2,652	46,145
EPIQ Systems Inc	2,381	26,262
Exar Corp*	2,852	22,388
Hittite Microwave Corp*	1,713	84,417
iGATE Corp*	2,019	33,091
Insight Enterprises Inc*	2,982	44,402
Interactive Intelligence Group Inc*	761	19,634
JDA Software Group Inc*	3,042	84,203
Kopin Corp*	3,225	9,901
Kulicke & Soffa Industries Inc*	5,154	54,220
LivePerson Inc*	3,226	55,681
Manhattan Associates Inc*	1,548	73,530
Mercury Computer Systems Inc*	2,030	24,056
Micrel Inc	3,300	32,307
Microsemi Corp*	6,189	109,298
MicroStrategy Inc*	592	72,212
MKS Instruments Inc	3,734	97,644
Monolithic Power Systems Inc*	2,491	46,806
Monotype Imaging Holdings Inc*	2,045	28,017
MTS Systems Corp	1,024	39,588
Nanometrics Inc*	1,246	19,350
NCI Inc*	409	1,746
Netscout Systems Inc*	2,530	50,727
Omnicell Inc*	2,000	26,180
Pericom Semiconductor Corp*	1,192	9,369
Power Integrations Inc	1,900	77,539
Progress Software Corp*	4,514	86,759
Quality Systems Inc	2,760	78,964
Radisys Corp*	829	4,841
Rudolph Technologies Inc*	2,269	19,559
Sigma Designs Inc*	1,600	9,568
Smith Micro Software Inc*	1,902	3,062
Standard Microsystems Corp*	1,650	60,456
Stratasys Inc*	1,522	72,325
Super Micro Computer Inc*	1,744	27,799
Supertex Inc*	890	16,545
Sykes Enterprises Inc*	2,956	44,488
Synaptics Inc*	2,272	60,935
Synchronoss Technologies Inc*	1,600	28,656
SYNNEX Corp*	1,729	57,662
Take-Two Interactive Software Inc*	6,173	71,113
Tessera Technologies Inc	3,684	50,066
THQ Inc*	4,085	2,696
TriQuint Semiconductor Inc*	11,743	61,181
Tyler Technologies Inc*	2,000	74,600
Ultratech Inc*	1,810	54,879
Veeco Instruments Inc*	2,931	101,647
Volterra Semiconductor Corp*	1,868	51,893
Total Technology		3,103,593

Utilities (4.16%)
ALLETE Inc	2,248	87,784
American States Water Co	1,344	49,446
Avista Corp	4,134	105,045
Central Vermont Public Service Corp	946	33,214
CH Energy Group Inc	1,008	66,155
El Paso Electric Co	2,842	87,221
Laclede Group Inc	1,463	55,755
New Jersey Resources Corp	2,989	125,478
Northwest Natural Gas Co	1,924	89,177
NorthWestern Corp	2,615	92,859
Piedmont Natural Gas Co Inc	5,013	151,994
South Jersey Industries Inc	2,157	104,420
Southwest Gas Corp	3,304	138,702
UIL Holdings Corp	3,440	116,306
UNS Energy Corp	2,642	99,049
Total Utilities		1,402,605

Total Common Stock (Cost $29,163,622)		32,356,503

Short-Term Investments (1.48%)

United States Treasury Bills (1.48%)	Par Value
United States T-Bill 06/14/2012, DN (b)	$500,000	499,986
Total United States Treasury Bills		499,986

Total Short-Term Investments (Cost $499,986)		499,986

Total Investments (Cost $29,663,608) (a) (97.51%)		32,856,489
Other Net Assets (2.49%)		838,173
Net Assets (100.00%)		$33,694,662

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $29,663,608. At May 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$9,030,311
Unrealized depreciation		(5,837,430)
Net unrealized appreciation		$3,192,881

(b) At May 31, 2012, certain United States Treasury Bills with a market value of $499,986 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012: Contracts - $100 times premium / delivery month / commitment

Russell 2000 Mini		Unrealized Depreciation
17 / Jun 2012 / Long		$(72,303)

SHELTON CORE VALUE FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Shares	Value
Common Stock (99.88%)

Basic Materials (3.39%)
Chemicals (3.39%)
EI du Pont de Nemours & Co	8,550	$412,623
PPG Industries Inc	24,300	2,513,592
Praxair Inc	15,167	1,611,342
Sensient Technologies Corp	17,000	620,840
Total Basic Materials		5,158,397

Communications (7.27%)
Media (1.52%)
Walt Disney Co	50,535	2,309,955

Telecommunications (5.75%)
AT&T Inc	86,469	2,954,646
Qualcomm Inc	26,775	1,534,475
Rogers Communications Inc	20,140	691,003
Verizon Communications Inc	85,870	3,575,627
		8,755,751

Total Communications		11,065,706

Consumer, Cyclical (9.55%)
Auto Manufacturers (1.1%)
Ford Motor Co	158,000	1,668,480

Retail (8.45%)
CVS Caremark Corp	35,300	1,586,382
Home Depot Inc	61,150	3,017,141
McDonald's Corp	25,868	2,311,047
Ross Stores Inc	24,384	1,541,800
Starbucks Corp	34,400	1,888,216
Target Corp	43,339	2,509,761
		12,854,347

Total Consumer, Cyclical		14,522,827

Consumer, Non-Cyclical (23.62%)
Agriculture (4.22%)
Altria Group Inc	52,900	1,702,851
Philip Morris International Inc	38,175	3,226,169
Reynolds American Inc	35,584	1,488,835
		6,417,855

Beverages (1.5%)
PepsiCo Inc	33,600	2,279,760

Biotechnology (1.88%)
Celgene Corp*	27,935	1,906,564
Gilead Sciences Inc*	19,000	949,050
		2,855,614

Commercial Services (1.26%)
Lender Processing Services Inc	17,011	392,614
Moody's Corp	13,992	511,967
Paychex Inc	34,000	1,018,980
		1,923,561

Cosmetics / Personal Care (2.61%)
Colgate-Palmolive Co	10,200	1,002,660
Procter & Gamble Co	47,580	2,963,758
		3,966,418

Food (1.47%)
ConAgra Foods Inc	42,450	1,067,618
HJ Heinz Co	21,900	1,162,452
		2,230,070

Healthcare - Products (3.32%)
Baxter International Inc	45,886	2,322,749
Johnson & Johnson	43,800	2,734,434
		5,057,183

Healthcare - Services (2.93%)
Aetna Inc	20,984	858,036
HealthSouth Corp*	74,000	1,416,360
WellPoint Inc	32,300	2,176,697
		4,451,093

Household Products / Wares (0.88%)
Kimberly-Clark Corp	16,800	1,333,080

Pharmaceuticals (3.55%)
Abbott Laboratories	41,610	2,571,082
AmerisourceBergen Corp	45,612	1,687,188
Merck & Co Inc	30,900	1,161,222
		5,419,492

Total Consumer, Non-Cyclical		35,934,126

Energy (15.15%)
Oil & Gas (12.33%)
Anadarko Petroleum Corp	21,340	1,301,740
Apache Corp	25,626	2,085,444
BP PLC ADR	62,230	2,268,906
Chevron Corp	56,524	5,556,874
ConocoPhillips	19,648	1,024,840
Devon Energy Corp	15,952	949,463
Exxon Mobil Corp	46,936	3,690,578
Phillips 66*	9,824	295,015
Royal Dutch Shell PLC	25,500	1,585,590
		18,758,450

Oil & Gas Services (2.48%)
Baker Hughes Inc	40,055	1,671,495
Schlumberger Ltd	25,500	1,612,875
Weatherford International Ltd*	41,120	493,851
		3,778,221

Pipelines (0.34%)
Spectra Energy Corp	18,000	516,780

Total Energy		23,053,451

Financial (13.55%)
Banks (8.01%)
Bank of America Corp	20,000	147,000
Bank of New York Mellon Corp	21,450	436,722
Goldman Sachs Group Inc	27,750	2,655,675
JPMorgan Chase & Co	110,198	3,653,064
State Street Corp	14,400	593,424
US Bancorp	60,600	1,885,266
Wells Fargo & Co	87,889	2,816,842
		12,187,993

Diversified Financial Services (2.50%)
BlackRock Inc	9,000	1,537,200
Charles Schwab Corp	54,460	678,572
Morgan Stanley	70,450	941,212
NYSE Euronext	26,450	643,000
		3,799,984

Insurance (2.88%)
American International Group Inc*	4,000	116,720
Arthur J Gallagher & Co	32,400	1,125,576
Aspen Insurance Holdings Ltd	26,315	743,662
Marsh & McLennan Cos Inc	13,600	434,928
Principal Financial Group Inc	28,150	691,364
StanCorp Financial Group Inc	11,150	388,132
Travelers Cos Inc	14,000	874,860
		4,375,242

Savings & Loans (0.16%)
New York Community Bancorp Inc	20,000	247,000

Total Financial		20,610,219

Industrial (11.76%)
Aerospace/Defense (2.81%)
Boeing Co	17,000	1,183,370
Northrop Grumman Corp	8,600	505,250
Rockwell Collins Inc	12,400	624,588
United Technologies Corp	26,500	1,963,915
		4,277,123

Electronics (0.49%)
Agilent Technologies Inc	9,870	401,314
TE Connectivity Ltd	10,950	344,049
		745,363

Machinery - Construction & Mining (1.63%)
Caterpillar Inc	28,342	2,483,326

Metal Fabricate / Hardware (0.17%)
Worthington Industries Inc	16,100	261,625

Miscellaneous Manufacturing (4.49%)
3M Co	23,812	2,009,971
Barnes Group Inc	19,140	445,388
Danaher Corp	38,300	1,990,451
General Electric Co	100,325	1,915,204
Tyco International Ltd	8,835	469,669
		6,830,683

Transportation (2.17)%
FedEx Corp	4,830	430,546
Seaspan Corp	25,000	406,000
Tidewater Inc	8,980	404,818
Union Pacific Corp	5,475	609,915
United Parcel Service Inc	19,260	1,443,344
		3,294,623

Total Industrial		17,892,743

Technology (9.12%)
Computers (2.50%)
Diebold Inc	11,000	407,110
EMC Corp*	29,720	708,822
Hewlett-Packard Co	34,500	782,460
International Business Machines Corp	9,860	1,901,994
		3,800,386

Semiconductors (4.01%)
Analog Devices Inc	14,040	510,635
Intel Corp	122,563	3,167,028
KLA-Tencor Corp	10,440	478,465
Linear Technology Corp	26,180	759,744
Maxim Integrated Products Inc	12,240	307,958
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,000	411,900
Texas Instruments Inc	16,500	469,920
		6,105,650

Software (2.61%)
Microsoft Corp	77,733	2,269,026
Oracle Corp	64,130	1,697,521
		3,966,547

Total Technology		13,872,583

Utilities (6.47%)
Electric (5.53%)
Ameren Corp	21,000	678,510
Consolidated Edison Inc	31,700	1,913,412
DTE Energy Co	7,000	397,810
Duke Energy Corp	60,100	1,320,998
Entergy Corp	11,946	770,875
Exelon Corp	18,746	693,227
FirstEnergy Corp	8,574	401,177
NextEra Energy Inc	11,200	731,808
Pinnacle West Capital Corp	11,000	543,180
Progress Energy Inc	8,000	438,560
Southern Co	11,500	527,965
		8,417,522

Gas (0.94%)
AGL Resources Inc	5,867	219,895
NiSource Inc	27,000	677,430
Sempra Energy	8,050	523,331
		1,420,656

Total Utilities		9,838,178

Total Common Stock (Cost $121,175,618)		151,948,230

Total Investments (Cost $121,175,618) (a) (99.88%)		151,948,230
Other Net Assets (0.12%)		175,614
Net Assets (100.00%)		$152,123,844

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $121,481,530. At May 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$39,420,566
Unrealized depreciation		(8,953,866)
Net unrealized appreciation		$30,466,700

EUROPEAN GROWTH AND INCOME FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Shares	Value
Common Stock (98.61%)

Basic Materials (10.25%)
Chemicals (3.37%)
BASF SE	3,488	$243,630
Bayer AG ADR	1,515	95,721
		339,351

Iron / Steel (0.53%)
APERAM	185	2,107
ArcelorMittal ADR	3,700	51,393
		53,500

Mining (6.35%)
Anglo American PLC ADR	11,403	173,098
BHP Billiton Ltd ADR	4,500	276,885
Rio Tinto PLC ADR	4,400	190,168
		640,151

Total Basic Materials		1,033,002

Communications (11.86%)
Telecommunications (11.86%)
Deutsche Telekom AG ADR	11,525	113,752
France Telecom SA ADR	7,700	97,251
Nokia OYJ ADR	15,928	42,528
Telefonaktiebolaget LM Ericsson AG ADR	12,888	109,290
Telefonica SA	18,982	210,128
Vodafone Group PLC ADR	23,233	622,412
Total Communications		1,195,361

Consumer, Cyclical (1.76%)
Auto Manufacturers (1.76%)
Daimler AG	3,835	177,215
Total Consumer, Cyclical		177,215

Consumer, Non-Cyclical (30.48%)
Agriculture (3.83%)
British American Tobacco PLC ADR	4,100	385,728

Beverages (5.74%)
Anheuser-Busch InBev NV ADR	4,700	318,190
Diageo PLC ADR	2,735	260,755
		578,945

Food (9.02%)
Nestle SA ADR	12,412	705,622
Unilever NV ADR	6,508	204,091
		909,713

Pharmaceuticals (11.89%)
Novartis AG ADR	10,757	559,687
Roche Holding AG ADR	9,632	377,285
Sanofi ADR	7,700	262,031
		1,199,003

Total Consumer, Non-Cyclical		3,073,389

Energy (15.50%)
Oil & Gas (15.50%)
BP PLC ADR	12,876	469,459
Eni SpA ADR	7,482	288,356
Royal Dutch Shell PLC	7,220	448,940
Total SA ADR	8,258	355,672
Total Energy		1,562,427

Financial (16.51%)
Banks (13.33%)
Banco Bilbao Vizcaya Argentaria SA	14,915	85,314
Banco Santander SA ADR	36,958	196,617
Barclays PLC ADR	8,751	96,699
BNP Paribas SA ADR	5,452	88,050
Deutsche Bank AG	5,544	199,473
HSBC Holdings PLC	11,565	456,818
Intesa Sanpaolo SpA ADR	5,800	43,326
Societe Generale SA ADR	10,900	43,273
UBS AG*	11,792	134,193
		1,343,763

Diversified Financial Services (0.77%)
Credit Suisse Group AG	4,053	77,534

Insurance (2.41%)
Allianz SE ADR	18,157	164,139
AXA SA ADR	6,984	79,058
		243,197

Total Financial		1,664,494

Industrial (8.17%)
Building Materials (0.68%)
CRH PLC ADR	4,000	68,480

Electronics (0.74%)
Koninklijke Philips Electronic NV ADR	4,184	74,475

Miscellaneous Manufacturing (6.75%)
Siemens AG	8,235	680,211

Total Industrial		823,166

Technology (2.08%)
Software (2.08%)
SAP AG ADR	3,667	210,192
Total Technology		210,192

Utilities (2.00%)
Electric (1.26%)
E.ON AG	6,935	126,650

Gas (0.74%)
GDF Suez ADR	3,758	74,709

Total Utilities		201,359

Total Common Stock (Cost $12,709,053)		9,940,605

Total Investments (Cost $12,709,053) (a) (98.61%)		9,940,605
Other Net Assets (1.39%)		139,897
Net Assets (100.00%)		$10,080,502

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $12,710,471. At May 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$1,406,230
Unrealized depreciation		(4,176,096)
Net unrealized depreciation		$(2,769,866)

NASDAQ 100 INDEX FUND
Portfolio of Investments (Unaudited)
5/31/2012

Security Description	Shares	Value
Common Stock (87.45%)

Basic Materials (0.40%)
Chemicals (0.26%)
Sigma-Aldrich Corp	1,360	$94,343

Mining (0.14%)
Randgold Resources Ltd ADR	627	49,752

Total Basic Materials		144,095

Communications (24.58%)
Internet (13.54%)
Akamai Technologies Inc*	2,002	58,739
Amazon.com Inc*	5,622	1,196,980
Baidu Inc ADR*	3,927	462,483
Ctrip.com International Ltd ADR*	1,662	30,581
eBay Inc*	14,497	568,138
Expedia Inc	1,361	62,456
F5 Networks Inc*	892	92,304
Google Inc*	2,635	1,530,566
Liberty Interactive Corp*	6,149	103,057
Netflix Inc*	624	39,587
Priceline.com Inc*	560	350,274
Symantec Corp*	8,217	121,940
VeriSign Inc*	1,969	75,275
Yahoo! Inc*	13,672	208,361
		4,900,741

Media (4.07%)
Comcast Corp	23,911	691,267
DIRECTV*	7,618	338,620
News Corp	18,875	362,400
Sirius XM Radio Inc*	42,303	79,953
		1,472,240

Telecommunications (6.97%)
Cisco Systems Inc	60,673	990,790
Qualcomm Inc	20,826	1,193,538
Virgin Media Inc	3,339	73,558
Vodafone Group PLC ADR	9,866	264,310
		2,522,196

Total Communications		8,895,177

Consumer, Cyclical (6.28%)
Auto Manufacturers (0.42%)
PACCAR Inc	4,020	151,031

Distribution / Wholesale (0.55%)
Fastenal Co	3,326	147,109
Fossil Inc*	696	50,919
		198,028

Lodging (0.32%)
Wynn Resorts Ltd	1,132	116,641

Retail (4.67%)
Bed Bath & Beyond Inc*	2,717	196,303
Costco Wholesale Corp	4,899	423,225
Dollar Tree Inc*	1,340	138,261
O'Reilly Automotive Inc*	1,463	140,141
Orchard Supply Hardware Stores Corp*	50	843
Ross Stores Inc	2,575	162,817
Sears Holdings Corp*	1,197	59,132
Staples Inc	7,819	102,742
Starbucks Corp	8,487	465,851
		1,689,315

Toys / Games / Hobbies (0.33%)
Mattel Inc	3,818	118,854

Total Consumer, Cyclical		2,273,869

Consumer, Non-Cyclical (12.13%)
Beverages (0.51%)
Green Mountain Coffee Roasters Inc*	1,744	41,158
Monster Beverage Corp*	1,963	142,514
		183,672

Biotechnology (5.94%)
Alexion Pharmaceuticals Inc*	2,095	189,744
Amgen Inc	8,915	619,771
Biogen Idec Inc*	2,689	351,587
Celgene Corp*	4,943	337,360
Gilead Sciences Inc*	8,531	426,123
Life Technologies Corp*	2,008	82,147
Vertex Pharmaceuticals Inc*	2,369	142,235
		2,148,967

Commercial Services (1.26%)
Apollo Group Inc*	1,479	47,062
Automatic Data Processing Inc	5,526	288,181
Paychex Inc	4,082	122,338
		457,581

Food (0.50%)
Whole Foods Market Inc	2,054	182,005

Healthcare - Products (1.02%)
DENTSPLY International Inc	1,688	62,456
Henry Schein Inc*	1,011	75,127
Intuitive Surgical Inc*	443	231,733
		369,316

Pharmaceuticals (2.89%)
Express Scripts Holding Co*	9,058	472,737
Mylan Inc*	4,809	104,211
Perrigo Co	1,051	109,188
Teva Pharmaceutical Industries Ltd ADR	7,874	308,582
Warner Chilcott PLC*	2,808	52,959
		1,047,677

Total Consumer, Non-Cyclical		4,389,218

Industrial (1.46%)
Electronics (0.68%)
Flextronics International Ltd*	7,739	49,684
Garmin Ltd	4,611	198,089
		247,773

Environmental Control (0.23%)
Stericycle Inc*	954	83,246

Transportation (0.55%)
CH Robinson Worldwide Inc	1,840	107,198
Expeditors International of Washington Inc	2,389	91,379
		198,577

Total Industrial		529,596

Technology (42.60%)
Computers (18.87%)
Apple Inc*	10,150	5,863,960
Cognizant Technology Solutions Corp*	3,417	199,040
Dell Inc*	27,308	336,708
Infosys Ltd ADR	912	38,395
NetApp Inc*	4,039	120,201
Research In Motion Ltd*	5,865	60,585
SanDisk Corp*	2,730	89,271
Seagate Technology PLC	5,054	118,415
		6,826,575

Semiconductors (9.04%)
Altera Corp	3,631	121,312
Applied Materials Inc	14,544	150,240
Avago Technologies Ltd	2,746	90,893
Broadcom Corp*	5,542	179,284
Intel Corp	56,280	1,454,275
KLA-Tencor Corp	1,878	86,069
Lam Research Corp*	1,471	54,868
Linear Technology Corp	2,579	74,843
Marvell Technology Group Ltd*	6,573	82,360
Maxim Integrated Products Inc	3,286	82,676
Microchip Technology Inc	2,163	67,096
Micron Technology Inc*	11,127	64,982
NVIDIA Corp*	15,794	196,319
Texas Instruments Inc	16,524	470,604
Xilinx Inc	2,949	94,280
		3,270,101

Software (14.69%)
Activision Blizzard Inc	12,649	148,499
Adobe Systems Inc*	5,562	172,700
Autodesk Inc*	2,544	81,459
BMC Software Inc*	1,852	78,377
CA Inc	5,470	136,039
Cerner Corp*	1,911	148,982
Check Point Software Technologies Ltd*	2,338	119,799
Citrix Systems Inc*	2,090	152,737
Electronic Arts Inc*	3,733	50,843
Fiserv Inc*	1,561	105,258
Intuit Inc	3,322	186,796
Microsoft Corp	81,039	2,365,528
Nuance Communications Inc*	3,471	71,815
Oracle Corp	56,616	1,498,626
		5,317,458

Total Technology		15,414,134

Total Common Stock (Cost $21,242,036)		31,646,089

Preferred Stock (0.00%)
Orchard Supply Hardware Stores Corp Series A; 0%*	50	78
Total Preferred Stock (Cost $57)		78

Short-Term Investments (0.55%)

United States Treasury Bills (0.55%)	Par Value
United States T-Bill 06/14/2012, DN (b)	$200,000	199,995
Total United States Treasury Bills		199,995

Total Short-Term Investments (Cost $199,995)		199,995

Total Investments (Cost $21,442,088) (a) (88.00%)		31,846,162
Other Net Assets (12.00%)		4,343,546
Net Assets (100.00%)		$36,189,708

* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $21,443,323. At May 31, 2012, unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation		$12,174,647
Unrealized depreciation		(1,771,808)
Net unrealized appreciation		$10,402,839

(b) At May 31, 2012, certain United States Treasury Bills with a market value of $199,995 were pledged to cover margin requirements for futures contracts.

(c) Futures contracts at May 31, 2012: Contracts - $20 times premium / delivery month / commitment

Nasdaq 100 E-mini		Unrealized Depreciation
88 / Jun 2012 / Long		$(262,360)

Fair Value Measurements

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Trust's securities at May 31, 2012 using fair value hierarchy:

	Level 1(a)	Level 2(a)	Level 3(a)		Level 1(a)
Fund	Investments in Securities (b)	Investments in Securities (c)	Investments in Securities	Total	Futures Contracts - Assets or Liabilities (d)
California Tax-Free Income Fund	$-	$100,627,219	$-	$100,627,219	$-
California Insured Intermediate Fund	-	11,786,131	-	11,786,131	-
California Tax-Free Money Market Fund	-	34,850,000	-	34,850,000	-
U.S. Government Securities Fund	-	37,058,688	-	37,058,688	-
Short-Term U.S. Government Bond Fund	-	12,317,913	-	12,317,913	-
The United States Treasury Trust Fund	-	70,390,818	-	70,390,818	-
S&P 500 Index Fund	85,349,231	299,993	-	85,649,224	(2,365)
S&P MidCap Index Fund	123,376,851	199,961	-	123,576,812	(285)
S&P SmallCap Index Fund	32,356,503	499,986	-	32,856,489	2,460
Shelton Core Value Fund	151,948,230	-	-	151,948,230	-
European Growth & Income Fund	9,940,605	-	-	9,940,605	-
Nasdaq-100 Index Fund	31,646,167	199,995	-	31,846,162	(15,678)
Total	$434,617,587	$268,230,704	$-	$702,848,291	$(15,868)

(a)	There were no transfers in or out of Level 1, Level 2, and Level 3 during the period ended May 31, 2012.
(b)
All publicly traded common stocks and preferred stocks held in the Funds are Level 1 securities. For a detailed break-out of equity securities by major industry classification, please refer to the Portfolio of Investments.

(c)	All fixed income securities held in the Funds are Level 2 securities. For a detailed break-out of fixed income securities by type, please refer to the Portfolio of Investments.
(d)	Represents variation margin on the last day of the reporting period.

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy; quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity, and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011.

Item 2.	Controls and Procedures.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), the disclosure controls and procedures as of a date within 90 days prior to the filing date of this Form N-Q (the "Report"), are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer. Based on such evaluation, the Registrant's Principal Executive Officer and Principal Financial Officer have determined that the disclosure controls and procedures are effective.

(b) There were no significant changes in the Registrant's internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation, in connection with the preparations of this Quarterly Schedule of Portfolio of Investments.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Shelton Funds

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Stephen C. Rogers
Stephen C. Rogers,
President (as Principal Executive Officer)

Date July 30, 2012

By /s/ William P. Mock
William P. Mock
Treasurer (as Principal Financial Officer)

Date July 30, 2012